UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Low-Priced Stock Fund

April 30, 2013

1.800342.109

LPS-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 28.0%
Auto Components - 1.6%
ASTI Corp. (e)	1,250,000	$ 3,001
ATLASBX Co. Ltd.	270,000	9,559
Dorman Products, Inc.	300,000	11,322
FCC Co. Ltd.	200,000	5,070
Federal Screw Works (a)(e)	95,002	242
Hi-Lex Corp.	1,200,000	25,791
INZI Controls Co. Ltd. (e)	1,516,000	9,193
Johnson Controls, Inc.	8,500,000	297,585
Motonic Corp. (e)	3,299,900	41,788
Murakami Corp. (e)	700,000	11,476
Musashi Seimitsu Industry Co. Ltd.	1,000,000	24,159
Nippon Seiki Co. Ltd.	2,531,000	33,408
Nissin Kogyo Co. Ltd.	1,160,000	25,652
Piolax, Inc. (e)	1,010,000	28,471
Samsung Climate Control Co. Ltd. (e)	460,050	3,161
Sewon Precision Industries Co. Ltd. (e)	500,000	10,280
Shoei Co. Ltd.	625,000	6,057
SJM Co. Ltd. (e)	1,270,000	11,471
SJM Holdings Co. Ltd. (e)	1,332,974	7,224
Standard Motor Products, Inc.	500,000	15,320
Strattec Security Corp. (e)	330,000	12,035
Sungwoo Hitech Co. Ltd.	650,000	9,028
Yachiyo Industry Co. Ltd.	900,000	7,286
Yutaka Giken Co. Ltd. (e)	1,482,000	31,280
		639,859
Distributors - 0.2%
Doshisha Co. Ltd.	1,540,000	24,291
Educational Development Corp. (e)	386,892	1,370
Nakayamafuku Co. Ltd.	110,000	791
SPK Corp.	165,000	3,008
Uni-Select, Inc. (e)	2,025,000	41,608
		71,068
Diversified Consumer Services - 0.5%
Capella Education Co. (a)	120,000	4,250
Career Education Corp. (a)(e)	6,720,000	14,717
Clip Corp. (e)	328,600	3,638
Corinthian Colleges, Inc. (a)(d)	2,200,000	4,400
DeVry, Inc.	700,000	19,607
ITT Educational Services, Inc. (a)(d)	100,000	1,831
Matthews International Corp. Class A	450,000	16,565
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Meiko Network Japan Co. Ltd.	944,000	$ 13,094
Regis Corp.	600,000	11,250
Shingakukai Co. Ltd.	100,000	351
Shuei Yobiko Co. Ltd. (d)	125,000	490
Steiner Leisure Ltd. (a)(e)	1,650,000	79,910
Step Co. Ltd. (e)	1,300,000	10,716
YBM Sisa.com, Inc. (e)	950,000	4,398
		185,217
Hotels, Restaurants & Leisure - 1.7%
Aeon Fantasy Co. Ltd.	364,000	6,742
Ambassadors Group, Inc. (d)(e)	1,770,356	5,931
ARK Restaurants Corp. (e)	224,895	4,898
Brinker International, Inc.	650,000	25,285
BRONCO BILLY Co. Ltd.	12,000	462
CEC Entertainment, Inc. (e)	2,000,000	66,740
Darden Restaurants, Inc.	1,000,000	51,630
Flanigan's Enterprises, Inc. (a)	50,357	387
Hiday Hidaka Corp. (e)	1,265,980	25,671
Ibersol SGPS SA	550,000	3,839
Intralot SA	1,250,000	3,424
Jack in the Box, Inc. (a)(e)	4,900,000	175,665
Kangwon Land, Inc.	25,000	707
Kura Corp. Ltd.	550,000	9,702
Monarch Casino & Resort, Inc. (a)(e)	1,248,100	16,063
Ohsho Food Service Corp.	180,000	5,253
Papa John's International, Inc. (a)(e)	1,650,000	103,950
Ruby Tuesday, Inc. (a)(e)	6,200,000	59,768
Ruth's Hospitality Group, Inc. (e)	1,900,000	18,829
Shinsegae Food Co. Ltd.	17,000	1,559
Sonic Corp. (a)(e)	6,223,500	77,980
Sportscene Group, Inc. Class A (a)(e)	400,000	2,978
St. Marc Holdings Co. Ltd.	480,000	23,550
Toridoll.Corporation	10,000	135
		691,148
Household Durables - 3.6%
Abbey PLC (e)	2,150,000	21,944
Barratt Developments PLC (a)(e)	84,000,199	406,059
Bellway PLC (e)	7,500,000	156,694
Blyth, Inc. (d)	450,000	7,416
D.R. Horton, Inc.	6,250,000	163,000
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dorel Industries, Inc. Class B (sub. vtg.)	3,250,000	$ 140,330
Emak SpA	3,300,000	2,636
First Juken Co. Ltd. (e)	1,690,000	30,629
Helen of Troy Ltd. (a)(e)	3,190,000	111,267
Henry Boot PLC (e)	9,600,000	26,842
HTL International Holdings Ltd. (e)	29,000,500	7,181
Jarden Corp. (a)	270,000	12,153
Maruzen Co. Ltd. (e)	1,918,000	16,508
NACCO Industries, Inc. Class A	310,000	17,986
P&F Industries, Inc. Class A (a)(e)	366,500	2,752
Sanei Architecture Planning Co. Ltd. (e)	1,100,000	17,045
Stanley Furniture Co., Inc. (a)(e)	1,289,638	5,094
Steinhoff International Holdings Ltd.	3,102,497	8,280
Taylor Morrison Home Corp.	250,000	6,445
Tempur-Pedic International, Inc. (a)(e)	4,150,000	201,275
Token Corp. (e)	1,050,000	67,687
		1,429,223
Internet & Catalog Retail - 0.3%
Belluna Co. Ltd. (e)	5,100,000	50,040
Liberty Media Corp. Interactive Series A (a)	800,000	17,032
N Brown Group PLC	725,000	5,023
NutriSystem, Inc.	575,000	4,658
PetMed Express, Inc. (d)(e)	2,100,000	26,250
		103,003
Leisure Equipment & Products - 0.2%
Accell Group NV (e)	2,386,300	43,588
Fenix Outdoor AB	35,000	1,188
Giant Manufacturing Co. Ltd.	3,000,555	18,009
JAKKS Pacific, Inc. (e)	2,040,000	22,256
Kabe Husvagnar AB (B Shares)	150,000	2,349
Mars Engineering Corp.	300,000	6,703
Miroku Corp.	700,000	1,875
Trigano SA (a)	85,000	1,077
		97,045
Media - 1.3%
Astral Media, Inc. Class A (non-vtg.)	2,700,000	131,322
Chime Communications PLC (e)	4,700,000	18,726
Cinderella Media Group Ltd.	10,158,000	2,945
DISH Network Corp. Class A	1,600,000	62,704
DreamWorks Animation SKG, Inc. Class A (a)(d)	5,580,000	107,582
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	750,000	$ 15,120
GFK AG	175,000	9,986
Harte-Hanks, Inc. (e)	3,360,000	26,645
Intage, Inc. (e)	1,040,000	27,765
Omnicom Group, Inc.	500,010	29,886
Pico Far East Holdings Ltd.	19,004,000	6,906
Proto Corp.	320,000	5,300
RKB Mainichi Broadcasting Corp.	69,000	488
Saga Communications, Inc. Class A	475,000	21,869
Starz - Liberty Capital Series A (a)	350,000	8,183
STW Group Ltd.	3,000,000	4,510
Tow Co. Ltd. (e)	1,223,000	8,164
TVA Group, Inc. Class B (non-vtg.) (a)	2,000,400	18,863
		506,964
Multiline Retail - 3.6%
Big Lots, Inc. (a)	350,000	12,747
Don Quijote Co. Ltd.	3,000,000	163,470
Hanwha Timeworld Co. Ltd. (e)	340,990	10,014
Harvey Norman Holdings Ltd. (d)	18,000,000	55,982
Next PLC (e)	16,650,000	1,127,380
Tuesday Morning Corp. (a)(e)	4,310,697	34,960
Watts Co. Ltd. (e)	1,330,000	17,261
Zakkaya Bulldog Co. Ltd.	400,000	1,178
		1,422,992
Specialty Retail - 12.5%
Aarons, Inc. Class A	500,000	14,355
ABC-MART, Inc.	135,000	5,057
Abercrombie & Fitch Co. Class A (e)	6,350,000	314,706
Aeropostale, Inc. (a)(e)	8,177,100	119,876
Ascena Retail Group, Inc. (a)	1,900,000	35,150
AT-Group Co. Ltd.	833,000	14,526
AutoZone, Inc. (a)	900,000	368,181
Bed Bath & Beyond, Inc. (a)	6,600,000	454,080
Best Buy Co., Inc. (e)	23,260,000	604,527
Big 5 Sporting Goods Corp. (e)	1,800,000	30,240
BMTC Group, Inc. Class A (sub. vtg.) (e)	5,600,000	83,379
Cash Converters International Ltd. (e)	23,500,000	34,351
Chico's FAS, Inc.	1,200,000	21,924
Citi Trends, Inc. (a)(e)	1,400,000	16,478
CST Brands, Inc. (a)	25,000	753
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Destination Maternity Corp.	526,900	$ 12,514
Express, Inc. (a)	1,630,000	29,682
Folli Follie Group (a)(e)	4,301,500	89,958
Fourlis Holdings SA (a)	200,000	548
GameStop Corp. Class A (d)(e)	8,250,000	287,925
Glentel, Inc. (e)	1,950,000	32,982
Guess?, Inc. (e)	8,518,100	235,781
Gulliver International Co. Ltd. (e)	10,115,000	81,288
Halfords Group PLC	900,000	4,820
I A Group Corp. (e)	875,000	6,110
John David Group PLC	350,000	4,648
Jos. A. Bank Clothiers, Inc. (a)(d)(e)	2,737,500	119,574
Jumbo SA (e)	11,200,100	105,462
K'S Denki Corp. (d)	2,825,000	99,591
Ku Holdings Co. Ltd.	35,000	337
Kyoto Kimono Yuzen Co. Ltd. (e)	1,719,000	18,821
Le Chateau, Inc. Class A (sub. vtg.) (a)	2,022,600	5,019
Leon's Furniture Ltd.	400,000	5,304
Macintosh Retail Group NV	200,000	2,302
MarineMax, Inc. (a)	800,000	9,272
Mr. Bricolage SA (e)	835,000	10,084
Nafco Co. Ltd. (e)	2,100,000	44,547
NEC Mobiling Ltd.	250,000	14,229
Nishimatsuya Chain Co. Ltd. (e)	6,950,000	68,897
Office Depot, Inc. (a)	2,300,000	8,878
Pal Co. Ltd. (e)	1,620,000	53,874
Pier 1 Imports, Inc.	400,000	9,284
Point, Inc.	635,150	30,855
RIGHT ON Co. Ltd.	400,000	3,972
RONA, Inc.	100,000	1,042
Ross Stores, Inc.	10,000,000	660,700
Second Chance Properties Ltd.	8,000,000	2,695
Second Chance Properties Ltd. warrants 7/24/17 (a)	12,000,000	468
Select Comfort Corp. (a)	1,000,000	21,220
Sonic Automotive, Inc. Class A (sub. vtg.)	1,075,000	23,639
Staples, Inc.	26,260,000	347,682
The Buckle, Inc. (d)	850,000	41,268
The Men's Wearhouse, Inc.	200,000	6,700
The Stanley Gibbons Group PLC	1,250,000	5,184
USS Co. Ltd. (e)	1,950,000	250,155
WH Smith PLC (d)	950,000	10,913
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Williams-Sonoma, Inc.	200,000	$ 10,736
Workman Co. Ltd. (e)	1,471,700	48,361
		4,944,904
Textiles, Apparel & Luxury Goods - 2.5%
Adolfo Dominguez SA (a)	350,000	1,816
Bijou Brigitte Modische Accessoires AG	45,000	4,501
Cherokee, Inc.	50,000	652
Deckers Outdoor Corp. (a)(d)	1,100,000	60,632
Delta Apparel, Inc. (a)	218,131	2,919
F&F Co. Ltd.	767,880	5,026
Fossil, Inc. (a)	2,350,000	230,582
Geox SpA (d)	3,250,000	9,844
Gildan Activewear, Inc. (d)(e)	8,130,000	326,911
Hampshire Group Ltd. (a)(e)	920,000	2,484
Handsome Co. Ltd. (e)	2,436,150	72,867
JLM Couture, Inc. (a)(e)	197,100	410
K-Swiss, Inc. Class A (a)	2,510,000	11,897
Li Ning Co. Ltd. (a)	500,000	276
Rocky Brands, Inc. (a)(e)	500,000	7,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	700,000	14,546
Steven Madden Ltd. (a)	390,000	18,966
Sun Hing Vision Group Holdings Ltd. (e)	23,939,000	8,113
Texwinca Holdings Ltd.	56,300,000	65,730
True Religion Apparel, Inc.	150,000	4,059
Tungtex Holdings Co. Ltd. (e)	22,000,000	2,155
Tungtex Holdings Co. Ltd. rights 5/27/13 (a)(e)	4,400,000	0
Van de Velde	75,000	3,388
Vera Bradley, Inc. (a)	50,000	1,141
Victory City International Holdings Ltd.	63,079,356	9,836
Youngone Corp.	650,000	25,962
Youngone Holdings Co. Ltd. (e)	929,000	66,284
Yue Yuen Industrial (Holdings) Ltd.	9,000,000	31,140
		989,537
TOTAL CONSUMER DISCRETIONARY		11,080,960
CONSUMER STAPLES - 8.8%
Beverages - 1.4%
Baron de Ley SA (a)	175,000	11,157
Britvic PLC	4,000,000	27,339
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
C&C Group PLC	1,111,938	$ 6,912
Constellation Brands, Inc. Class A (sub. vtg.) (a)	6,250,000	308,438
Crimson Wine Group Ltd. (a)	250,000	2,253
Monster Beverage Corp. (a)	2,700,000	152,280
Muhak Co. Ltd. (e)	2,613,646	47,926
National Beverage Corp.	90,000	1,326
		557,631
Food & Staples Retailing - 5.4%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	25,000	1,522
Aoki Super Co. Ltd.	100,000	850
Belc Co. Ltd. (e)	2,086,000	36,136
Cosmos Pharmaceutical Corp. (e)	1,875,000	209,096
Create SD Holdings Co. Ltd. (e)	2,227,000	98,866
Daikokutenbussan Co. Ltd.	630,000	17,322
Dong Suh Companies, Inc.	2,645,000	65,788
Fyffes PLC (Ireland) (e)	29,000,000	26,734
Genky Stores, Inc. (d)(e)	240,000	5,592
Greggs PLC	1,425,000	9,175
Halows Co. Ltd. (e)	1,410,300	11,065
Ingles Markets, Inc. Class A	50,000	1,066
Kroger Co.	530,000	18,221
Kusuri No Aoki Co. Ltd. (d)	275,000	20,067
Majestic Wine PLC	300,000	1,916
MARR SpA	160,000	1,930
Marukyu Co. Ltd.	131,600	1,277
Maxvalu Nishinihon Co. Ltd.	25,000	330
Metro, Inc. Class A (sub. vtg.) (e)	10,925,833	740,933
Safeway, Inc. (d)(e)	12,650,000	284,878
San-A Co. Ltd.	375,000	18,307
Shoppers Drug Mart Corp. (d)	5,000,000	223,932
Sligro Food Group NV (d)	1,900,000	62,555
Sundrug Co. Ltd.	2,460,000	108,187
Tesco PLC	9,000,000	51,188
Total Produce PLC	10,000,000	9,192
Walgreen Co.	1,300,000	64,363
Welcia Holdings Co. Ltd.	340,987	17,928
Yaoko Co. Ltd.	936,400	40,761
		2,149,177
Food Products - 1.8%
Archer Daniels Midland Co.	500,000	16,970
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Aryzta AG	1,850,000	$ 114,804
Cranswick PLC	600,000	9,851
Darling International, Inc. (a)	600,000	11,106
Dean Foods Co. (a)	6,150,000	117,711
Dutch Lady Milk Industries Bhd	100,000	1,522
Food Empire Holdings Ltd. (e)	52,900,000	28,346
Fresh Del Monte Produce, Inc. (e)	6,300,000	160,083
Hilton Food Group PLC	812,773	4,488
Nam Yang Dairy Products	11,000	11,633
Pacific Andes International Holdings Ltd.	82,489,308	3,986
Pacific Andes Resources Development Ltd.	129,316,774	14,174
President Rice Products PCL	1,000,000	2,215
Rocky Mountain Chocolate Factory, Inc. (e)	496,882	6,072
Samyang Genex Co. Ltd.	93,060	8,008
Samyang Holdings Corp.	44,250	3,760
Seaboard Corp.	47,600	130,709
Select Harvests Ltd. (e)	5,407,414	19,060
Sunjin Co. Ltd. (e)	813,630	13,110
Synear Food Holdings Ltd. (a)	39,000,000	5,889
United Food Holdings Ltd.	22,400,000	982
		684,479
Personal Products - 0.2%
Atrium Innovations, Inc. (a)	1,418,698	17,448
Avon Products, Inc.	700,000	16,212
Nutraceutical International Corp. (e)	1,143,504	21,121
Sarantis SA (a)	1,349,952	8,089
USANA Health Sciences, Inc. (a)(d)	420,000	23,696
		86,566
Tobacco - 0.0%
Karelia Tobacco Co., Inc.	2,452	484
TOTAL CONSUMER STAPLES		3,478,337
ENERGY - 5.1%
Energy Equipment & Services - 2.0%
AKITA Drilling Ltd. Class A (non-vtg.)	1,777,000	19,667
Boustead Singapore Ltd.	100,000	110
BW Offshore Ltd.	3,200,000	3,019
Cal Dive International, Inc. (a)(d)(e)	6,624,500	11,063
Cathedral Energy Services Ltd.	700,000	2,877
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Divestco, Inc. (a)(e)	3,586,000	$ 498
Farstad Shipping ASA (e)	3,200,000	67,701
Forum Energy Technologies, Inc.	450,000	12,515
Fugro NV (Certificaten Van Aandelen)	1,600,027	92,557
Helix Energy Solutions Group, Inc. (a)	550,000	12,672
Oil States International, Inc. (a)	2,000,000	178,720
Patterson-UTI Energy, Inc.	710,400	14,982
Precision Drilling Corp.	5,400,000	43,792
ProSafe ASA	7,900,000	75,828
Rowan Companies PLC (a)	1,004,700	32,683
Shinko Plantech Co. Ltd.	50,000	378
Solstad Offshore ASA	1,150,000	20,142
Total Energy Services, Inc. (e)	2,500,000	34,692
Unit Corp. (a)(e)	4,069,174	171,027
		794,923
Oil, Gas & Consumable Fuels - 3.1%
Adams Resources & Energy, Inc.	158,951	7,898
AOC Holdings, Inc. (e)	6,050,000	21,284
Beach Energy Ltd.	15,182,924	21,407
ENI SpA	20,000,000	477,328
Great Eastern Shipping Co. Ltd.	4,360,000	17,632
Hankook Shell Oil Co. Ltd. (e)	68,000	23,210
HollyFrontier Corp.	609,056	30,118
Kanto Natural Gas Development	10,000	67
Marathon Oil Corp.	4,965,000	162,207
Michang Oil Industrial Co. Ltd. (e)	173,900	14,192
Newfield Exploration Co. (a)	1,000,000	21,790
Peabody Energy Corp.	2,100,000	42,126
Petrominerales Ltd.	100,000	552
Stone Energy Corp. (a)	1,011,900	19,965
Swift Energy Co. (a)(e)	3,025,000	39,144
Tesoro Corp.	2,500,000	133,500
The Williams Companies, Inc.	310,300	11,832
Tsakos Energy Navigation Ltd.	150,000	567
Uehara Sei Shoji Co. Ltd.	975,000	4,011
Ultra Petroleum Corp. (a)(d)	400,000	8,560
W&T Offshore, Inc. (e)	4,700,000	54,896
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
World Fuel Services Corp.	2,280,022	$ 92,455
WPX Energy, Inc. (a)	1,121,800	17,534
		1,222,275
TOTAL ENERGY		2,017,198
FINANCIALS - 10.0%
Capital Markets - 0.2%
AllianceBernstein Holding LP	510,000	12,082
American Capital Ltd. (a)	800,000	12,104
Federated Investors, Inc. Class B (non-vtg.) (d)	610,000	14,006
GFI Group, Inc.	500,000	2,005
State Street Corp.	445,000	26,019
Tullett Prebon PLC	1,650,000	6,267
		72,483
Commercial Banks - 1.4%
Bank of Ireland (a)	578,000,040	128,221
Bank of the Ozarks, Inc.	25,000	1,023
BBCN Bancorp, Inc.	2,500,000	32,200
Camden National Corp.	40,000	1,336
Cathay General Bancorp (e)	4,125,000	81,304
Codorus Valley Bancorp, Inc.	159,022	2,618
Dimeco, Inc.	29,140	1,195
Eagle Bancorp, Inc., Maryland (a)	90,649	2,097
East West Bancorp, Inc.	4,000,000	97,320
First Bancorp, Puerto Rico (a)(d)	9,428,572	55,723
North Valley Bancorp (a)(e)	466,134	8,199
Norwood Financial Corp.	31,801	986
OFG Bancorp (e)	2,504,542	40,248
Pacific Premier Bancorp, Inc. (a)(e)	950,000	11,543
Popular, Inc. (a)	1,800,000	51,282
SpareBank 1 SR-Bank ASA (primary capital certificate) (d)	1,250,000	11,164
Sparebanken More (primary capital certificate)	80,000	2,733
Sterling Financial Corp.	600,000	13,080
		542,272
Consumer Finance - 0.2%
Aeon Credit Service (Asia) Co. Ltd.	12,000,000	13,144
Albemarle & Bond Holdings PLC	2,000,000	4,163
EZCORP, Inc. (non-vtg.) Class A (a)	325,000	5,493
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Green Dot Corp. Class A (a)(d)	3,000,000	$ 47,130
Nicholas Financial, Inc.	256,903	3,756
		73,686
Diversified Financial Services - 0.1%
Newship Ltd. (a)	2,500	777
NICE Holdings Co. Ltd.	56,147	4,225
NICE Information Service Co. Ltd.	1,276,670	6,177
Ricoh Leasing Co. Ltd.	60,000	1,846
The NASDAQ Stock Market, Inc.	400,000	11,792
		24,817
Insurance - 7.4%
Admiral Group PLC	550,000	10,944
AEGON NV	40,000,000	267,190
AFLAC, Inc.	360,000	19,598
Amlin PLC	2,050,000	13,514
APRIL (e)	2,450,000	39,428
Assurant, Inc. (e)	5,300,000	251,962
Axis Capital Holdings Ltd. (e)	8,000,000	357,040
CNO Financial Group, Inc.	1,200,000	13,584
Employers Holdings, Inc.	290,000	6,569
Endurance Specialty Holdings Ltd. (e)	2,600,000	127,322
FBD Holdings PLC	175,000	2,843
Genworth Financial, Inc. Class A (a)	20,000,000	200,600
Hartford Financial Services Group, Inc.	8,200,000	230,338
HCC Insurance Holdings, Inc.	650,000	27,690
Lincoln National Corp.	8,350,000	283,984
MetLife, Inc.	928,800	36,214
National Interstate Corp. (e)	999,600	29,038
National Western Life Insurance Co. Class A	148,870	27,187
Primerica, Inc.	600,000	20,376
Progressive Corp.	600,000	15,174
Protective Life Corp.	2,475,300	94,210
RenaissanceRe Holdings Ltd. (e)	3,100,000	291,059
Torchmark Corp.	567,000	35,194
Unum Group (e)	16,200,000	451,818
Validus Holdings Ltd.	1,900,000	73,359
		2,926,235
Real Estate Investment Trusts - 0.1%
American Realty Capital Properties, Inc.	800,000	13,152
Aviv REIT, Inc.	600,000	15,414
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc.	2,000,000	$ 12,820
Corrections Corp. of America	214,900	7,779
Nieuwe Steen Investments NV	90,000	672
Tanger Factory Outlet Centers, Inc.	350,000	12,992
		62,829
Real Estate Management & Development - 0.2%
Airport Facilities Co. Ltd.	175,000	1,308
Devine Ltd.	2,125,000	1,983
Relo Holdings Corp. (e)	1,405,700	79,033
Tejon Ranch Co. (a)	150,000	4,377
		86,701
Thrifts & Mortgage Finance - 0.4%
BofI Holding, Inc. (a)	400,000	16,312
Genworth MI Canada, Inc. (e)	5,650,000	140,486
New Hampshire Thrift Bancshare	20,000	258
Provident New York Bancorp (d)	1,200,000	10,848
		167,904
TOTAL FINANCIALS		3,956,927
HEALTH CARE - 9.7%
Biotechnology - 0.8%
Amgen, Inc.	3,000,000	312,630
Apex Biotechnology Corp.	153,768	421
		313,051
Health Care Equipment & Supplies - 1.1%
Arts Optical International Holdings Ltd. (e)	33,970,640	7,661
Atrion Corp.	10,000	2,004
Audika SA	288,000	2,932
CareFusion Corp. (a)	400,000	13,376
DiaSorin S.p.A. (d)	5,000	188
Exactech, Inc. (a)	50,000	925
Hoshiiryou Sanki Co. Ltd. (e)	298,000	7,654
Huvitz Co. Ltd. (e)	970,000	19,548
Mani, Inc.	50,000	1,689
Medical Action Industries, Inc. (a)(e)	1,634,280	13,287
Microlife Corp.	2,484,000	6,233
Nakanishi, Inc.	271,300	34,678
Prim SA (e)	1,650,000	11,147
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ResMed, Inc. (d)	350,000	$ 16,807
Smith & Nephew PLC	100,000	1,145
Span-America Medical System, Inc. (e)	288,000	5,671
St. Jude Medical, Inc.	2,500,000	103,050
St. Shine Optical Co. Ltd.	400,200	8,414
Techno Medica Co. Ltd.	86	581
Theragenics Corp. (a)(e)	2,629,506	3,786
Top Glove Corp. Bhd	1,000,000	2,077
Utah Medical Products, Inc. (e)	438,418	19,435
Zimmer Holdings, Inc.	2,000,000	152,900
		435,188
Health Care Providers & Services - 6.6%
A/S One Corp.	160,000	3,783
Almost Family, Inc. (e)	936,814	18,493
Amedisys, Inc. (a)	1,462,500	14,684
Centene Corp. (a)	300,000	13,860
Corvel Corp. (a)	50,000	2,374
Coventry Health Care, Inc. (e)	13,331,494	660,576
Diversicare Healthcare Services, Inc. (e)	351,269	1,739
DVx, Inc. (e)	421,200	8,819
Grupo Casa Saba SA de CV sponsored ADR	1,263,900	7,994
Hanger, Inc. (a)	400,000	12,156
Healthways, Inc. (a)(e)	1,730,000	24,030
LHC Group, Inc. (a)(e)	1,895,000	41,159
LifePoint Hospitals, Inc. (a)	750,000	36,000
Medica Sur SA de CV (d)	325,500	792
MEDNAX, Inc. (a)	100,000	8,873
National Healthcare Corp.	6,700	311
Patterson Companies, Inc.	400,000	15,180
Pelion SA (e)	675,000	12,497
The Ensign Group, Inc.	555,000	19,353
Triple-S Management Corp. (a)(e)	1,957,734	35,298
Tsukui Corp. (d)	1,200,000	17,859
U.S. Physical Therapy, Inc.	550,000	13,123
United Drug PLC (United Kingdom)	10,533,719	49,562
UnitedHealth Group, Inc.	22,700,000	1,360,389
Universal American Spin Corp.	1,149,990	9,832
Wellcare Health Plans, Inc. (a)	825,000	48,106
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
WellPoint, Inc.	2,250,000	$ 164,070
WIN-Partners Co. Ltd. (e)	1,230,300	10,781
		2,611,693
Health Care Technology - 0.0%
Arrhythmia Research Technology, Inc. (a)(e)	271,041	686
Quality Systems, Inc.	500,000	8,935
		9,621
Pharmaceuticals - 1.2%
AbbVie, Inc.	250,000	11,513
Daewon Pharmaceutical Co. Ltd. (e)	1,500,000	17,361
Dawnrays Pharmaceutical Holdings Ltd.	1,000,000	302
DongKook Pharmaceutical Co. Ltd. (e)	449,972	16,155
Endo Health Solutions, Inc. (a)	4,800,000	175,872
Forest Laboratories, Inc. (a)	1,350,000	50,504
Fuji Pharma Co. Ltd.	160,000	3,292
Hi-Tech Pharmacal Co., Inc.	160,000	5,290
Hospira, Inc. (a)	700,000	23,184
Ildong Pharmaceutical Co. Ltd. (e)	2,505,065	29,221
Jeil Pharmaceutical Co. (e)	1,484,800	22,509
Kaken Pharmaceutical Co. Ltd.	100,000	1,773
Kwang Dong Pharmaceutical Co. Ltd.	425,000	2,689
Mylan, Inc. (a)	450,000	13,100
Questcor Pharmaceuticals, Inc.	5,000	154
Recordati SpA (d)	5,950,000	61,355
Torii Pharmaceutical Co. Ltd.	259,100	6,088
Tsumura & Co.	100,000	3,268
Whanin Pharmaceutical Co. Ltd. (e)	1,860,000	22,963
Yuyu Pharma, Inc.	240,000	1,588
		468,181
TOTAL HEALTH CARE		3,837,734
INDUSTRIALS - 8.1%
Aerospace & Defense - 0.1%
CAE, Inc.	700,000	7,567
Engility Holdings, Inc. (a)	100,000	2,396
Magellan Aerospace Corp. (a)	555,000	2,066
Moog, Inc. Class A (a)	1,000,000	46,210
		58,239
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.2%
Air T, Inc. (e)	244,600	$ 2,248
Hub Group, Inc. Class A (a)	316,008	11,582
Kintetsu World Express, Inc.	500,000	18,008
Pacer International, Inc. (a)(e)	2,000,001	11,380
Sinwa Ltd. (e)	23,000,000	3,174
Yusen Logistics Co. Ltd. (e)	4,221,500	44,449
		90,841
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	1,000,000	11,190
SkyWest, Inc.	1,939,663	27,757
		38,947
Building Products - 0.1%
Insteel Industries, Inc.	875,173	14,510
Kingspan Group PLC (Ireland)	1,400,000	16,909
Kondotec, Inc. (e)	1,625,000	9,944
Owens Corning (a)	198,800	8,362
		49,725
Commercial Services & Supplies - 1.9%
Aeon Delight Co. Ltd.	475,000	9,837
AJIS Co. Ltd. (e)	538,500	6,453
Asia File Corp. Bhd	800,000	870
Avery Dennison Corp. (e)	7,400,000	306,730
Fursys, Inc. (e)	824,994	19,996
Industrial Services of America, Inc. (a)(d)	84,200	269
Knoll, Inc. (e)	4,500,000	70,020
May Gurney Integrated Services PLC	2,400,000	10,662
Mears Group PLC	2,500,000	13,611
Mitie Group PLC (e)	23,825,000	102,218
Moshi Moshi Hotline, Inc.	630,000	9,331
Multi-Color Corp.	616,500	15,943
NICE e-Banking Services (e)	2,599,700	5,086
Prestige International, Inc.	401,000	5,086
RPS Group PLC	2,341,256	9,070
Teems, Inc. (e)	124,950	1,577
Tetra Tech, Inc. (a)	400,000	10,516
United Stationers, Inc. (e)	2,431,544	78,952
VICOM Ltd.	3,246,000	13,124
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Waste Management, Inc.	311,500	$ 12,765
West Corp.	1,425,000	29,925
		732,041
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)(e)	7,490,918	217,761
Arcadis NV	1,275,000	35,270
Astaldi SpA	275,000	1,900
Badger Daylighting Ltd.	320,000	14,046
Daiichi Kensetsu Corp. (e)	1,913,600	19,077
Dongyang Engineering & Construction Corp.	72,375	247
EPCO Co. Ltd.	150,000	1,936
Foster Wheeler AG (a)	378,300	7,982
Geumhwa PSC Co. Ltd.	25,000	568
Heijmans NV (Certificaten Van Aandelen)	10,000	92
Imtech NV (d)	1,525,768	16,959
Jacobs Engineering Group, Inc. (a)	2,386,743	120,483
Kier Group PLC	620,000	11,287
Koninklijke BAM Groep NV (d)	1,250,000	5,531
Kyeryong Construction Industrial Co. Ltd. (e)	893,000	7,190
Meisei Industrial Co. Ltd.	1,275,000	5,815
Mirait Holdings Corp.	2,000,000	21,600
Sanyo Engineering & Construction, Inc.	650,000	2,274
Severfield-Rowen PLC	3,333,333	2,045
Shinnihon Corp.	1,800,000	6,344
Shinsegae Engineering & Construction Co. Ltd. (e)	314,469	2,940
ShoLodge, Inc. (a)(e)	500,627	5
Sterling Construction Co., Inc. (a)(e)	1,630,000	16,496
Tutor Perini Corp. (a)	1,690,000	27,784
United Integration Services Co. Ltd.	6,000,000	6,033
URS Corp.	416,772	18,305
Vianini Lavori SpA	675,000	3,067
		573,037
Electrical Equipment - 0.4%
Aichi Electric Co. Ltd.	1,050,000	3,360
Aros Quality Group AB	875,000	7,392
AZZ, Inc. (e)	1,500,000	63,435
Babcock & Wilcox Co.	429,382	11,679
Chiyoda Integre Co. Ltd.	500,500	7,331
Deswell Industries, Inc.	200,000	532
Dynapack International Technology Corp.	200,000	695
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
EnerSys (a)	300,000	$ 13,752
FW Thorpe PLC	504,300	8,793
GrafTech International Ltd. (a)	100,000	718
Graphite India Ltd.	2,200,000	3,209
I-Sheng Electric Wire & Cable Co. Ltd. (e)	12,000,000	18,311
Jinpan International Ltd.	382,640	2,013
Korea Electric Terminal Co. Ltd. (e)	700,000	21,732
PK Cables OY	250,000	6,144
Servotronics, Inc.	85,000	632
Universal Security Instruments, Inc. (a)(e)	241,255	1,139
		170,867
Industrial Conglomerates - 0.8%
DCC PLC (Ireland) (e)	8,310,000	304,130
Harim Holdings Co. Ltd. (a)	1,000,000	2,174
Reunert Ltd.	1,425,000	12,385
		318,689
Machinery - 1.6%
Aalberts Industries NV (e)	9,500,000	212,875
Actuant Corp. Class A	500,000	15,650
ASL Marine Holdings Ltd.	17,500,000	9,661
CKD Corp. (e)	5,525,000	40,350
Foremost Income Fund (e)	2,141,103	17,002
Gencor Industries, Inc. (a)	391,000	2,706
Harsco Corp.	603,872	13,183
Hurco Companies, Inc. (a)(e)	633,500	16,997
Hwacheon Machine Tool Co. Ltd. (e)	219,900	9,382
Hyster-Yale Materials Handling:
Class A	310,000	16,179
Class B	310,000	16,179
Ihara Science Corp. (e)	990,200	5,434
Jaya Holdings Ltd. (e)	74,670,000	40,618
Kyowakogyosyo Co. Ltd.	140,000	1,010
Metka SA	500,000	7,592
Mirle Automation Corp.	3,708,000	2,571
Nadex Co. Ltd. (e)	700,000	3,865
Nitta Corp.	75,000	1,681
Oshkosh Truck Corp. (a)	3,003,400	117,913
S&T Holdings Co. Ltd.	700,020	8,896
Semperit AG Holding	574,137	22,456
SIMPAC, Inc.	275,000	1,678
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Takamatsu Machinery Co. Ltd.	105,000	$ 592
Takeuchi Manufacturing Co. Ltd.	200,000	4,629
Techno Smart Corp. (e)	1,082,000	4,165
Terex Corp. (a)	572,900	16,385
Tocalo Co. Ltd.	560,000	8,201
Trifast PLC	1,150,000	965
TriMas Corp. (a)	69,763	2,128
Trinity Industrial Corp.	665,000	2,775
Young Poong Precision Corp. (e)	938,011	9,452
		633,170
Marine - 0.0%
DryShips, Inc. (a)(d)	2,552,500	4,748
Tokyo Kisen Co. Ltd. (e)	1,000,000	5,407
		10,155
Professional Services - 0.6%
Akka Technologies SA	475,000	15,564
Boardroom Ltd.	3,000,000	1,547
CBIZ, Inc. (a)	1,000,000	6,490
Clarius Group Ltd. (a)	4,245,812	1,298
CRA International, Inc. (a)(e)	910,000	16,780
en-japan, Inc.	6,100	10,210
FTI Consulting, Inc. (a)	364,100	12,059
Hyder Consulting PLC	650,000	4,756
Manpower, Inc.	152,400	8,102
SmartPros Ltd.	125,000	190
Sporton International, Inc. (e)	7,973,340	20,143
Stantec, Inc. (e)	2,400,000	102,627
Synergie SA	225,000	2,507
VSE Corp. (e)	530,940	16,188
		218,461
Road & Rail - 0.4%
Alps Logistics Co. Ltd. (e)	1,723,700	18,635
Con-way, Inc.	405,500	13,706
CSX Corp.	474,600	11,670
Hamakyorex Co. Ltd. (e)	750,000	26,563
Hutech Norin Co. Ltd. (e)	1,043,700	10,499
Quality Distribution, Inc. (a)	1,178,608	9,382
Roadrunner Transportation Systems, Inc. (a)	650,000	14,632
Sakai Moving Service Co. Ltd. (e)	778,000	18,734
Trancom Co. Ltd. (e)	1,032,400	29,770
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Universal Truckload Services, Inc.	300,000	$ 7,572
Vitran Corp., Inc. (a)	683,894	3,270
		164,433
Trading Companies & Distributors - 0.3%
AddTech AB (B Shares)	500,000	17,088
Goodfellow, Inc. (e)	857,000	7,188
Grafton Group PLC unit	4,000,000	27,819
Hanwa Co. Ltd.	650,000	2,451
Houston Wire & Cable Co. (e)	1,264,600	17,224
KS Energy Services Ltd. (a)	15,461,000	5,398
Otec Corp.	150,000	1,098
Parker Corp. (e)	2,400,000	5,028
Richelieu Hardware Ltd.	350,000	13,775
Senshu Electric Co. Ltd. (e)	1,080,000	15,414
Strongco Corp. (a)(e)	1,025,288	4,885
Tanaka Co. Ltd.	44,000	227
TECHNO ASSOCIE Co. Ltd.	180,000	1,662
Totech Corp.	200,000	1,393
Wakita & Co. Ltd.	150,000	1,876
		122,526
Transportation Infrastructure - 0.1%
Isewan Terminal Service Co. Ltd. (e)	1,500,000	9,433
Meiko Transportation Co. Ltd.	925,000	9,375
		18,808
TOTAL INDUSTRIALS		3,199,939
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.7%
Aastra Technologies Ltd. (e)	875,000	16,415
ADTRAN, Inc.	604,600	12,697
Bel Fuse, Inc. Class A	289,278	3,671
Black Box Corp. (e)	1,800,840	39,114
Brocade Communications Systems, Inc. (a)	1,808,700	10,527
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	1,110,000	1,055
ClearOne, Inc. (a)(e)	671,627	6,253
Comtech Telecommunications Corp.	450,000	11,075
Finisar Corp. (a)	845,800	10,860
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nera Telecommunications Ltd.	5,000,000	$ 2,781
NETGEAR, Inc. (a)(e)	2,310,000	68,815
Optical Cable Corp.	100,000	418
Parrot SA (a)	142,500	3,654
Polycom, Inc. (a)	925,000	9,713
Tessco Technologies, Inc.	100,000	2,044
TKH Group NV unit (e)	3,000,000	81,388
		280,480
Computers & Peripherals - 3.7%
Compal Electronics, Inc.	153,500,000	99,418
EMC Corp. (a)	584,900	13,119
Hewlett-Packard Co.	700,000	14,420
Lexmark International, Inc. Class A (d)	2,300,000	69,713
Logitech International SA (Reg.) (d)	4,400,000	28,015
Pinnacle Technology Holdings Ltd.	8,000,000	19,613
Quantum Corp. (a)	6,619,000	9,465
Rimage Corp. (e)	966,192	8,705
Roland DG Corp.	210,000	3,093
Seagate Technology (e)	30,400,000	1,115,680
Super Micro Computer, Inc. (a)(e)	3,246,900	31,235
TPV Technology Ltd.	58,500,000	15,152
Western Digital Corp.	700,000	38,696
Xyratex Ltd. (e)	1,579,865	16,873
		1,483,197
Electronic Equipment & Components - 2.8%
A&D Co. Ltd. (e)	1,650,000	9,556
Arrow Electronics, Inc. (a)	287,500	11,279
Beijer Electronics AB (d)	175,000	1,931
Corning, Inc.	1,325,000	19,213
Delta Electronics PCL (For. Reg.)	22,500,000	29,131
DigiTech Systems Co. Ltd. (a)	280,000	2,453
Dolby Laboratories, Inc. Class A (d)	425,000	13,961
Elec & Eltek International Co. Ltd.	1,800,000	4,212
Elematec Corp.	660,000	8,906
Excel Co. Ltd. (e)	909,800	9,229
Fabrinet (a)	851,000	11,684
FLIR Systems, Inc.	700,000	17,017
Hana Microelectronics Co. (For. Reg.)	17,000,000	14,365
Hi-P International Ltd.	20,002,000	11,368
Hon Hai Precision Industry Co. Ltd. (Foxconn)	127,600,000	329,709
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Huan Hsin Holdings Ltd. (a)	7,200,000	$ 257
IDIS Holdings Co. Ltd. (e)	691,242	9,600
Image Sensing Systems, Inc. (a)(e)	365,685	1,839
Insight Enterprises, Inc. (a)	1,650,127	29,900
Intelligent Digital Integrated Security Co. Ltd. (e)	937,210	20,716
INTOPS Co. Ltd. (e)	859,900	25,174
Isra Vision AG (d)(e)	438,100	19,181
Kingboard Chemical Holdings Ltd. (e)	43,500,000	118,277
Kingboard Laminates Holdings Ltd.	9,000,000	4,036
KITAGAWA INDUSTRIES Co. Ltd.	100,000	958
Lumax International Corp. Ltd.	110,000	262
Mesa Laboratories, Inc. (e)	317,500	15,672
Multi-Fineline Electronix, Inc. (a)	947,482	14,440
Muramoto Electronic Thailand PCL (For. Reg.) (e)	1,600,000	9,376
Nippo Ltd. (e)	797,600	4,594
Orbotech Ltd. (a)(e)	3,100,000	31,775
Posiflex Technologies, Inc.	1,855,677	4,971
Rofin-Sinar Technologies, Inc. (a)	400,000	9,960
ScanSource, Inc. (a)(e)	2,000,000	57,940
SED International Holdings, Inc. (a)(e)	465,000	1,023
Shibaura Electronics Co. Ltd. (e)	777,800	9,702
Sigmatron International, Inc. (a)(e)	381,880	1,577
Store Electronic Systems SA	21,950	306
SYNNEX Corp. (a)(e)	3,505,000	121,273
Taitron Components, Inc. Class A (sub. vtg.) (a)	320,000	342
Tomen Devices Corp. (e)	680,100	12,404
Tomen Electronics Corp. (e)	1,492,400	19,379
Tripod Technology Corp.	300,000	682
Venture Corp. Ltd.	5,500,000	37,152
VST Holdings Ltd. (e)	105,836,000	28,368
Wireless Telecom Group, Inc. (a)(e)	1,300,000	2,418
XAC Automation Corp. (e)	9,430,000	8,458
		1,116,026
Internet Software & Services - 0.3%
Bankrate, Inc. (a)	661,900	8,922
DeNA Co. Ltd. (d)	400,000	11,394
Gabia, Inc.	100,000	430
Gurunavi, Inc.	400,000	5,936
Meetic (a)(e)	1,665,000	27,190
Melbourne IT Ltd. (e)	8,185,000	18,498
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Monster Worldwide, Inc. (a)	500,000	$ 2,190
NetGem SA	1,000,000	3,174
Rentabiliweb Group SA	110,000	579
Softbank Technology Corp.	375,000	5,256
Stamps.com, Inc. (a)	208,798	7,066
UANGEL Corp. (e)	750,000	3,067
ValueClick, Inc. (a)	700,000	21,602
		115,304
IT Services - 3.5%
ALTEN	885,000	31,888
Amdocs Ltd. (e)	8,528,300	304,460
Argo Graphics, Inc.	526,500	7,882
ATOSS Software AG (d)	15,000	571
Calian Technologies Ltd. (e)	778,500	16,135
CGI Group, Inc. Class A (sub. vtg.) (a)	550,000	17,415
Computer Sciences Corp.	4,750,000	222,538
Computer Services, Inc.	220,000	6,490
CSE Global Ltd. (e)	47,361,000	32,492
Data#3 Ltd.	1,400,000	1,684
EOH Holdings Ltd. (e)	8,322,000	45,860
EPAM Systems, Inc. (a)	100,000	2,150
EVERTEC, Inc.	506,100	10,147
Genpact Ltd.	600,000	11,160
Groupe Steria SCA	25,667	379
Heartland Payment Systems, Inc. (e)	2,000,017	65,781
HIQ International AB	900,000	5,041
HIQ International AB (a)	900,000	332
Indra Sistemas (d)(e)	16,413,000	220,690
Jack Henry & Associates, Inc.	50,000	2,320
Know IT AB (d)(e)	1,727,000	13,856
ManTech International Corp. Class A (d)	850,000	22,687
Mastek Ltd. (a)(e)	2,025,000	4,911
Matsushita Electric Works Information Systems Co. Ltd.	500,000	11,787
NCI, Inc. Class A (a)(e)	888,530	3,750
NeuStar, Inc. Class A (a)	357,447	15,681
Rolta India Ltd. (a)	2,699,942	3,073
SAIC, Inc. (d)	3,400,000	50,796
Sapient Corp. (a)	1,290,600	15,074
Societe Pour L'Informatique Industrielle SA (e)	1,541,464	10,252
Softcreate Co. Ltd.	110,500	1,971
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sykes Enterprises, Inc. (a)	161,526	$ 2,486
The Western Union Co.	11,700,000	173,277
Total System Services, Inc.	1,000,000	23,620
Vantiv, Inc. (a)	600,000	13,518
		1,372,154
Office Electronics - 0.2%
Xerox Corp.	10,000,000	85,800
Semiconductors & Semiconductor Equipment - 0.6%
Alpha & Omega Semiconductor Ltd. (a)(e)	1,875,000	13,575
Axell Corp. (e)	925,000	19,219
Diodes, Inc. (a)	350,000	7,091
Entegris, Inc. (a)	843,771	7,999
Lasertec Corp.	362,000	8,836
Leeno Industrial, Inc.	125,000	4,476
Melexis NV (e)	3,350,000	68,074
Miraial Co. Ltd.	216,900	4,501
Nextchip Co. Ltd. (e)	1,070,110	5,848
Omnivision Technologies, Inc. (a)	1,600,000	21,456
Powertech Technology, Inc.	9,460,000	16,938
Skyworks Solutions, Inc. (a)	481,200	10,620
Telechips, Inc. (e)	1,058,800	5,440
Tessera Technologies, Inc.	400,000	8,148
Trio-Tech International (a)(e)	322,543	629
UKC Holdings Corp. (e)	1,570,000	36,739
Varitronix International Ltd. (e)	16,500,000	11,652
Y. A. C. Co. Ltd.	300,000	1,679
		252,920
Software - 5.6%
AdaptIT Holdings Ltd.	4,100,000	1,279
ANSYS, Inc. (a)(e)	5,000,000	404,300
Axway Software SA	15,000	313
Cybernet Systems Co. Ltd. (e)	20,500	6,640
Ebix, Inc. (d)(e)	2,450,000	45,595
Exact Holdings NV (d)	725,000	15,429
Geodesic Ltd. (e)	4,873,000	840
ICT Automatisering NV (e)	874,000	3,395
IGE + XAO SA	40,000	2,260
Infomedia Ltd. (e)	16,200,000	7,474
init innovation in traffic systems AG (d)	10,000	320
Jorudan Co. Ltd. (e)	525,000	3,866
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
KSK Co. Ltd. (e)	633,900	$ 4,503
MICROS Systems, Inc. (a)	25,000	1,060
Microsoft Corp.	32,583,500	1,078,514
Net 1 UEPS Technologies, Inc. (a)	725,000	5,445
NIIT Technologies Ltd.	1,600,000	7,752
NSD Co. Ltd.	200,000	2,279
Nucleus Software Exports Ltd. (a)	1,350,000	1,868
Oracle Corp.	13,475,300	441,720
Parametric Technology Corp. (a)	609,700	14,639
Pro-Ship, Inc.	152,200	2,983
Shanda Games Ltd. sponsored ADR (a)	200,000	592
Software AG (Bearer) (d)	2,900,000	101,379
SWORD Group (e)	571,130	9,109
Synopsys, Inc. (a)	350,000	12,450
Vasco Data Security International, Inc. (a)(e)	3,150,000	26,807
Vitec Software Group AB (d)	35,000	529
Zensar Technologies Ltd. (a)	382,782	1,748
		2,205,088
TOTAL INFORMATION TECHNOLOGY		6,910,969
MATERIALS - 3.2%
Chemicals - 2.2%
Aditya Birla Chemicals India Ltd. (a)(e)	2,338,600	3,413
C. Uyemura & Co. Ltd. (e)	653,800	26,714
Cabot Corp.	19,215	722
Chase Corp. (e)	904,986	17,557
Core Molding Technologies, Inc. (a)	314,306	2,800
Deepak Fertilisers and Petrochemicals Corp. Ltd. (a)(e)	7,569,000	15,086
Deepak Nitrite Ltd. (a)(e)	625,000	3,202
EcoGreen Fine Chemical Group Ltd. (e)	45,112,000	8,836
FMC Corp.	3,600,000	218,520
Fujikura Kasei Co. Ltd. (e)	3,271,600	13,552
Gujarat Narmada Valley Fertilizers Co. (a)	5,941,649	8,699
Gujarat State Fertilizers & Chemicals Ltd. (a)	19,000,000	19,448
Honshu Chemical Industry Co. Ltd. (e)	800,000	4,554
Innospec, Inc.	1,140,000	50,171
KPC Holdings Corp.	43,478	1,715
KPX Chemical Co. Ltd.	163,083	9,164
Kraton Performance Polymers, Inc. (a)	1,025,000	23,278
Mexichem S.A.B. de CV	3,467,037	17,672
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Miwon Chemicals Co. Ltd. (a)	55,095	$ 1,325
Miwon Commercial Co. Ltd.	13,819	2,559
Muto Seiko Co. Ltd.	139,000	1,214
Nano Chem Tech, Inc. (a)	25,000	88
Nuplex Industries Ltd.	2,982,621	8,513
OM Group, Inc. (a)(e)	3,235,000	79,160
PolyOne Corp.	800,000	18,024
RPM International, Inc.	400,000	12,960
SK Kaken Co. Ltd.	390,000	19,961
Soda Aromatic Co. Ltd.	85,200	656
Soken Chemical & Engineer Co. Ltd. (e)	805,000	10,125
T&K Toka Co. Ltd. (e)	800,000	19,521
Thai Carbon Black PCL (For. Reg.)	11,600,000	11,066
Thai Rayon PCL (For. Reg.)	3,200,000	4,770
Yara International ASA	4,750,000	222,405
Yip's Chemical Holdings Ltd. (e)	31,002,000	33,758
		891,208
Construction Materials - 0.1%
Brampton Brick Ltd. Class A (sub. vtg.) (a)	850,700	4,391
Mitani Sekisan Co. Ltd. (e)	1,572,000	16,615
Titan Cement Co. SA (Reg.) (a)	450,000	8,356
		29,362
Containers & Packaging - 0.4%
Ball Corp.	314,130	13,859
Chuoh Pack Industry Co. Ltd. (e)	510,000	5,678
Kohsoku Corp. (e)	2,097,300	18,966
Sealed Air Corp.	500,000	11,060
Silgan Holdings, Inc.	900,000	43,083
Sonoco Products Co.	369,300	12,940
Starlite Holdings Ltd.	3,000,000	139
The Pack Corp. (e)	1,990,000	40,093
Vidrala SA	110,000	3,668
		149,486
Metals & Mining - 0.4%
Alconix Corp. (e)	635,000	12,716
Blue Earth Refineries, Inc.	274,309	0
Chubu Steel Plate Co. Ltd.	500,000	1,939
Compania de Minas Buenaventura SA sponsored ADR	2,200,000	44,044
Fortescue Metals Group Ltd. (d)	1,490,203	5,407
Hill & Smith Holdings PLC	1,700,600	11,333
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Korea Steel Shapes Co. Ltd.	34,000	$ 1,208
Orosur Mining, Inc. (a)	3,100,000	923
Orvana Minerals Corp. (a)(d)	900,000	679
Pacific Metals Co. Ltd.	4,300,000	21,648
Sherritt International Corp.	2,900,000	13,558
SunCoke Energy, Inc. (a)	1,800,000	27,234
Tohoku Steel Co. Ltd. (e)	755,000	9,107
Tokyo Kohtetsu Co. Ltd.	129,100	605
Tokyo Tekko Co. Ltd. (e)	4,600,000	18,154
Webco Industries, Inc. (a)	9,122	1,040
Yamato Kogyo Co. Ltd.	285,000	9,426
		179,021
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	350,000	14,102
Stella-Jones, Inc. (a)	150,000	12,127
		26,229
TOTAL MATERIALS		1,275,306
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.1%
Atlantic Tele-Network, Inc.	715,672	36,335
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	830,000	7,221
SK Telecom Co. Ltd. sponsored ADR (d)	1,900,000	37,031
		44,252
TOTAL TELECOMMUNICATION SERVICES		80,587
UTILITIES - 0.2%
Electric Utilities - 0.0%
Exelon Corp.	200,000	7,502
Great Plains Energy, Inc.	524,100	12,647
		20,149
Gas Utilities - 0.1%
Hokuriku Gas Co.	1,600,000	4,138
Keiyo Gas Co. Ltd.	606,000	3,008
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
KyungDong City Gas Co. Ltd.	153,670	$ 12,220
Otaki Gas Co. Ltd.	831,000	4,700
		24,066
Independent Power Producers & Energy Traders - 0.0%
Mega First Corp. Bhd (e)	22,662,000	11,545
Multi-Utilities - 0.1%
CMS Energy Corp.	775,800	23,227
TOTAL UTILITIES		78,987
TOTAL COMMON STOCKS (Cost $21,329,173)		35,916,944
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Commercial Banks - 0.0%
East West Bancorp, Inc. Series A, 8.00%	3,195	5,110
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Nam Yang Dairy Products	4,917	1,393
MATERIALS - 0.0%
Construction Materials - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,250,000	9,177
TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,570
TOTAL PREFERRED STOCKS (Cost $12,637)		15,680
Corporate Bonds - 0.3%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
USEC, Inc. 3% 10/1/14	$ 37,150	$ 8,730
Nonconvertible Bonds - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
UBS AG London Branch ELN 6/9/14 (f)	98,747	100,911
TOTAL CORPORATE BONDS (Cost $134,767)		109,641
Money Market Funds - 10.9%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	3,575,798,857	3,575,799
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	733,302,274	733,302
TOTAL MONEY MARKET FUNDS (Cost $4,309,101)		4,309,101
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $25,785,678)		40,351,366
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(763,721)
NET ASSETS - 100%		$ 39,587,645
Security Type Abbreviations
ELN	-	Equity-Linked Note
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,911,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,464
Fidelity Securities Lending Cash Central Fund	13,028
Total	$ 16,492
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
A&D Co. Ltd.	$ 6,098	$ -	$ -	$ 113	$ 9,556
Aalberts Industries NV	151,267	157	1,235	3,684	212,875
Aastra Technologies Ltd.	14,833	-	-	293	16,415
Abbey PLC	24,096	-	10,452	222	21,944
Abercrombie & Fitch Co. Class A	219,700	-	7,427	3,545	314,706
Accell Group NV	39,946	-	-	1,983	43,588
Aditya Birla Chemicals India Ltd.	3,039	-	-	-	3,413
AECOM Technology Corp.	137,524	3,704	30,882	-	217,761
Aeropostale, Inc.	161,252	-	-	-	119,876
Air T, Inc.	2,079	-	-	-	2,248
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AJIS Co. Ltd.	$ 7,719	$ -	$ -	$ 238	$ 6,453
Alconix Corp.	12,057	-	-	415	12,716
Almost Family, Inc.	20,619	-	-	1,874	18,493
Alpha & Omega Semiconductor Ltd.	10,370	4,609	-	-	13,575
Alps Logistics Co. Ltd.	17,279	-	-	657	18,635
Ambassadors Group, Inc.	9,666	-	-	1,204	5,931
Amdocs Ltd.	255,553	-	2,025	3,326	304,460
Amedisys, Inc.	35,558	17,184	35,704	-	-
American Realty Capital Properties, Inc.	-	10,476	-	158	-
AMERIGROUP Corp.	435,918	-	445,162	-	-
ANSYS, Inc.	305,796	-	6,826	-	404,300
AOC Holdings, Inc.	19,777	-	-	357	21,284
APRIL	33,248	2,078	-	893	39,428
Argo Graphics, Inc.	7,024	-	-	259	-
ARK Restaurants Corp.	3,353	-	-	169	4,898
Arrhythmia Research Technology, Inc.	786	-	-	-	686
Arts Optical International Holdings Ltd.	9,418	-	-	175	7,661
Assurant, Inc.	193,724	-	2,339	3,371	251,962
ASTI Corp.	3,713	-	463	148	3,001
Atlantic Tele-Network, Inc.	41,018	-	18,227	570	-
Avery Dennison Corp.	309,249	-	99,564	7,246	306,730
Axell Corp.	19,811	-	-	968	19,219
Axis Capital Holdings Ltd.	262,880	-	-	5,920	357,040
AZZ, Inc.	68,176	-	27,209	689	63,435
Barratt Developments PLC	174,107	-	-	-	406,059
Belc Co. Ltd.	29,659	-	-	827	36,136
Belluna Co. Ltd.	40,722	-	-	833	50,040
Bellway PLC	94,680	-	345	1,691	156,694
Best Buy Co., Inc.	364,613	76,305	24,232	10,819	604,527
Big 5 Sporting Goods Corp.	16,580	-	5,952	550	30,240
Black Box Corp.	47,974	-	-	432	39,114
Blyth, Inc.	-	20,899	7,929	54	-
BMTC Group, Inc. Class A (sub. vtg.)	100,650	-	124	1,157	83,379
C. Uyemura & Co. Ltd.	24,403	-	-	353	26,714
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cal Dive International, Inc.	$ 10,732	$ -	$ -	$ -	$ 11,063
Calian Technologies Ltd.	16,224	-	-	559	16,135
Career Education Corp.	31,651	-	-	-	14,717
Cash Converters International Ltd.	18,841	-	1,621	946	34,351
Cathay General Bancorp	66,784	-	-	124	81,304
CEC Entertainment, Inc.	68,920	-	-	1,400	66,740
Chase Corp.	13,991	-	-	362	17,557
Chime Communications PLC	13,338	-	-	160	18,726
Chuoh Pack Industry Co. Ltd.	6,073	446	-	211	5,678
Citi Trends, Inc.	15,030	4,956	346	-	16,478
CKD Corp.	34,555	-	-	602	40,350
ClearOne, Inc. (formerly ClearOne Communications, Inc.)	1,781	1,459	-	-	6,253
Clip Corp.	3,741	-	-	129	3,638
Cosmos Pharmaceutical Corp.	154,513	-	2,993	429	209,096
Coventry Health Care, Inc.	476,619	-	40,588	4,999	660,576
CRA International, Inc.	9,681	4,628	-	-	16,780
Create SD Holdings Co. Ltd.	61,339	-	-	503	98,866
CSE Global Ltd.	32,495	45	-	580	32,492
Cybernet Systems Co. Ltd.	5,648	-	-	232	6,640
Daewon Pharmaceutical Co. Ltd.	6,963	-	688	55	17,361
Daiichi Kensetsu Corp.	17,709	191	-	355	19,077
DCC PLC (Ireland)	206,435	-	-	3,112	304,130
Dean Foods Co.	117,515	2,473	59,478	-	-
Deepak Fertilisers and Petrochemicals Corp. Ltd.	17,513	-	-	-	15,086
Deepak Nitrite Ltd.	1,879	-	97	-	3,202
Delta Apparel, Inc.	6,011	-	3,054	-	-
Diodes, Inc.	60,608	-	55,397	-	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Diversicare Healthcare Services, Inc. (formerly Advocat, Inc.)	$ 2,188	$ -	$ -	$ 58	$ 1,739
Divestco, Inc.	787	-	-	-	498
DongKook Pharmaceutical Co. Ltd.	5,890	-	-	133	16,155
DVx, Inc.	3,996	-	-	95	8,819
Ebix, Inc.	46,417	5,949	953	393	45,595
EcoGreen Fine Chemical Group Ltd.	7,446	-	-	58	8,836
Educational Development Corp.	1,586	-	-	124	1,370
Endurance Specialty Holdings Ltd.	90,142	-	-	2,444	127,322
EOH Holdings Ltd.	35,961	-	-	572	45,860
Excel Co. Ltd.	8,426	-	-	297	9,229
Farstad Shipping ASA	80,165	-	-	-	67,701
Federal Screw Works	938	-	252	-	242
First Juken Co. Ltd.	14,934	-	-	619	30,629
Folli Follie Group	26,144	1,384	-	-	89,958
Food Empire Holdings Ltd.	18,279	-	-	527	28,346
Foremost Income Fund	18,148	-	-	1,291	17,002
Fresh Del Monte Produce, Inc.	154,350	-	-	2,048	160,083
Fujikura Kasei Co. Ltd.	15,407	-	-	499	13,552
Fursys, Inc.	20,686	-	-	449	19,996
Fyffes PLC (Ireland)	16,021	-	-	781	26,734
GameStop Corp. Class A	136,489	30	6,640	6,452	287,925
Genky Stores, Inc.	6,073	-	-	66	5,592
Genworth MI Canada, Inc.	95,664	-	-	4,475	140,486
Geodesic Ltd.	3,245	-	-	177	840
Gildan Activewear, Inc.	313,016	-	99,044	2,036	326,911
Glentel, Inc.	21,097	-	-	666	32,982
Goodfellow, Inc.	6,674	-	-	182	7,188
Guess?, Inc.	150,952	91,501	313	14,764	235,781
Gulliver International Co. Ltd.	30,802	-	-	975	81,288
Halows Co. Ltd.	13,384	67	-	157	11,065
Hamakyorex Co. Ltd.	25,287	-	-	327	26,563
Hampshire Group Ltd.	3,211	-	-	-	2,484
Handsome Co. Ltd.	48,155	-	-	568	72,867
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Hankook Shell Oil Co. Ltd.	$ 13,111	$ -	$ -	$ 952	$ 23,210
Hanwha Timeworld Co. Ltd.	5,046	592	-	184	10,014
Harte-Hanks, Inc.	21,168	-	-	857	26,645
Healthways, Inc.	19,594	-	230	-	24,030
Heartland Payment Systems, Inc.	63,401	-	-	380	65,781
Helen of Troy Ltd.	95,188	2,035	-	-	111,267
Henry Boot PLC	18,038	-	325	283	26,842
Hiday Hidaka Corp.	20,701	-	-	485	25,671
Honshu Chemical Industry Co. Ltd.	4,113	-	-	136	4,554
Horsehead Holding Corp.	20,769	-	22,240	-	-
Hoshiiryou Sanki Co. Ltd.	8,339	87	-	129	7,654
Houston Wire & Cable Co.	12,595	1,840	-	313	17,224
HTL International Holdings Ltd.	8,060	-	133	-	7,181
Hurco Companies, Inc.	12,923	-	-	-	16,997
Hutech Norin Co. Ltd.	10,655	-	-	341	10,499
Huvitz Co. Ltd.	9,051	-	-	113	19,548
Hwacheon Machine Tool Co. Ltd.	8,334	-	-	171	9,382
I A Group Corp.	6,501	44	-	229	6,110
I-Sheng Electric Wire & Cable Co. Ltd.	15,711	-	-	-	18,311
ICT Automatisering NV	2,956	-	-	-	3,395
IDIS Holdings Co. Ltd. (formerly Intelligent Digital Integrated Security Co. Ltd.)	5,716	-	-	27	9,600
Ihara Science Corp.	7,292	109	-	146	5,434
Ildong Pharmaceutical Co. Ltd.	14,977	-	-	292	29,221
Image Sensing Systems, Inc.	1,858	-	-	-	1,839
Indra Sistemas	145,663	-	-	-	220,690
Infomedia Ltd.	3,575	-	-	421	7,474
Insteel Industries, Inc.	12,025	-	4,998	396	-
Intage, Inc.	22,065	-	-	511	27,765
Intelligent Digital Integrated Security Co. Ltd.	12,635	97	-	109	20,716
INTOPS Co. Ltd.	13,043	-	-	100	25,174
INZI Controls Co. Ltd.	9,386	-	-	118	9,193
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Isewan Terminal Service Co. Ltd.	$ 9,641	$ -	$ 296	$ 290	$ 9,433
Isra Vision AG	9,959	-	-	144	19,181
j2 Global, Inc.	107,748	-	112,118	1,328	-
Jack in the Box, Inc.	161,940	-	29,522	-	175,665
JAKKS Pacific, Inc.	34,452	-	1,341	570	22,256
Jaya Holdings Ltd.	33,603	-	-	301	40,618
Jeil Pharmaceutical Co.	27,446	-	-	69	22,509
JLM Couture, Inc.	246	-	-	-	410
Jorudan Co. Ltd.	3,368	-	-	50	3,866
Jos. A. Bank Clothiers, Inc.	115,687	-	-	-	119,574
Jumbo SA	41,528	509	-	2,956	105,462
Kingboard Chemical Holdings Ltd.	89,976	-	-	561	118,277
Knoll, Inc.	61,263	350	-	1,617	70,020
Know IT AB	13,396	-	-	722	13,856
Kohsoku Corp.	18,360	-	-	457	18,966
Kondotec, Inc.	9,391	-	274	246	9,944
Korea Electric Terminal Co. Ltd.	13,435	-	-	109	21,732
KSK Co. Ltd.	3,655	56	-	92	4,503
KunWha Pharmaceutical Co. Ltd.	3,228	-	11,273	-	-
Kyeryong Construction Industrial Co. Ltd.	7,519	-	-	-	7,190
Kyoto Kimono Yuzen Co. Ltd.	20,106	-	-	753	18,821
LHC Group, Inc.	33,902	-	-	-	41,159
Lincare Holdings, Inc.	513,360	-	514,600	-	-
Maruzen Co. Ltd.	13,301	-	-	377	16,508
Mastek Ltd.	4,253	-	-	-	4,911
Medical Action Industries, Inc.	5,687	-	-	-	13,287
Meetic	24,850	-	-	-	27,190
Mega First Corp. Bhd	12,330	-	-	222	11,545
Melbourne IT Ltd.	15,311	-	-	1,143	18,498
Melexis NV	50,122	-	-	2,410	68,074
Mesa Laboratories, Inc.	14,700	-	-	130	15,672
Metro, Inc. Class A (sub. vtg.)	606,295	-	-	6,327	740,933
Michang Oil Industrial Co. Ltd.	7,183	-	-	311	14,192
Mitani Sekisan Co. Ltd.	13,716	347	-	184	16,615
Mitie Group PLC	102,230	-	884	1,780	102,218
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Monarch Casino & Resort, Inc.	$ 10,085	$ -	$ 1,020	$ -	$ 16,063
Motonic Corp.	20,692	-	-	642	41,788
Mr. Bricolage SA	8,571	300	-	370	10,084
Muhak Co. Ltd.	24,467	2,075	-	99	47,926
Murakami Corp.	8,337	-	-	139	11,476
Muramoto Electronic Thailand PCL (For. Reg.)	9,473	-	166	145	9,376
Nadex Co. Ltd.	2,883	-	-	88	3,865
Nafco Co. Ltd.	36,224	1,018	-	808	44,547
National Interstate Corp.	26,190	-	14	2,310	29,038
NCI, Inc. Class A	5,269	-	-	-	3,750
NETGEAR, Inc.	45,019	28,407	-	-	68,815
New Frontier Media, Inc.	3,002	-	3,889	-	-
Next PLC	840,310	-	-	8,220	1,127,380
Nextchip Co. Ltd.	6,407	-	-	67	5,848
NICE e-Banking Services	4,242	-	-	81	5,086
Nippo Ltd.	4,716	-	-	118	4,594
Nishimatsuya Chain Co. Ltd.	59,117	-	-	1,427	68,897
North Valley Bancorp	6,858	-	1,086	-	8,199
Nutraceutical International Corp.	17,050	-	-	1,144	21,121
OFG Bancorp (formerly Oriental Financial Group, Inc.)	25,997	-	-	406	40,248
OM Group, Inc.	43,725	11,824	-	-	79,160
Orbotech Ltd.	24,800	-	-	-	31,775
P&F Industries, Inc. Class A	1,812	42	-	-	2,752
Pacer International, Inc.	8,400	-	-	-	11,380
Pacific Premier Bancorp, Inc.	8,465	-	-	-	11,543
Pal Co. Ltd.	44,479	-	-	824	53,874
Papa John's International, Inc.	102,020	-	19,433	-	103,950
Parker Corp.	5,740	-	-	131	5,028
Pelion SA	4,960	1,105	-	-	12,497
PetMed Express, Inc.	23,572	-	4,268	3,516	26,250
Piolax, Inc.	21,394	-	-	385	28,471
Prim SA	7,593	-	-	93	11,147
Relo Holdings Corp.	46,469	2,336	-	1,036	79,033
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
RenaissanceRe Holdings Ltd.	$ 229,369	$ -	$ -	$ 2,542	$ 291,059
Rimage Corp.	6,715	-	-	164	8,705
Rocky Brands, Inc.	7,372	-	1,931	-	7,400
Rocky Mountain Chocolate Factory, Inc.	6,077	-	-	164	6,072
Ruby Tuesday, Inc.	40,845	-	1,266	-	59,768
Ruth's Hospitality Group, Inc.	15,960	-	4,133	-	18,829
Safeway, Inc.	196,708	-	-	6,641	284,878
Sakai Moving Service Co. Ltd.	15,915	-	-	508	18,734
Samsung Climate Control Co. Ltd.	3,202	-	-	21	3,161
Sanei Architecture Planning Co. Ltd.	9,136	1,687	-	256	17,045
ScanSource, Inc.	57,740	-	-	-	57,940
Seagate Technology	944,129	-	32,169	31,344	1,115,680
SED International Holdings, Inc.	1,021	-	21	-	1,023
Select Harvests Ltd.	7,099	323	-	323	19,060
Senshu Electric Co. Ltd.	13,236	-	-	363	15,414
Sewon Precision Industries Co. Ltd.	4,842	-	-	-	10,280
Shibaura Electronics Co. Ltd.	12,591	-	-	267	9,702
Shinsegae Engineering & Construction Co. Ltd.	3,630	-	-	122	2,940
ShoLodge, Inc.	50	-	-	-	5
Sigmatron International, Inc.	1,333	-	-	-	1,577
Sinwa Ltd.	2,202	17	-	-	3,174
SJM Co. Ltd.	8,806	-	-	99	11,471
SJM Holdings Co. Ltd.	4,262	-	-	104	7,224
Societe Pour L'Informatique Industrielle SA	6,856	834	-	117	10,252
Soken Chemical & Engineer Co. Ltd.	7,266	-	-	277	10,125
Sonic Corp.	61,613	-	-	-	77,980
Span-America Medical System, Inc.	4,588	362	-	371	5,671
Sporton International, Inc.	18,198	-	-	1,002	20,143
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sportscene Group, Inc. Class A	$ 3,195	$ -	$ -	$ -	$ 2,978
Stanley Furniture Co., Inc.	5,275	-	-	-	5,094
Stantec, Inc.	68,947	-	-	949	102,627
Steiner Leisure Ltd.	68,805	-	-	-	79,910
Step Co. Ltd.	9,589	93	-	391	10,716
Sterling Construction Co., Inc.	16,186	-	-	-	16,496
Strattec Security Corp.	7,428	-	-	132	12,035
Strongco Corp.	5,419	-	-	-	4,885
Sun Hing Vision Group Holdings Ltd.	8,057	-	-	571	8,113
Sunjin Co. Ltd.	5,649	-	-	63	13,110
Super Micro Computer, Inc.	34,918	5,348	-	-	31,235
Swift Energy Co.	13,083	35,437	-	-	39,144
SWORD Group	8,397	-	-	419	9,109
SYNNEX Corp.	118,574	-	-	-	121,273
T&K Toka Co. Ltd.	10,425	-	-	305	19,521
Techno Smart Corp. (formerly Inoue Kinzoku Kogyo Co. Ltd.)	4,846	-	-	94	4,165
Teems, Inc.	1,221	-	-	19	1,577
Telechips, Inc.	4,200	-	-	41	5,440
Tempur-Pedic International, Inc.	121,111	-	4,649	-	201,275
The Pack Corp.	33,722	-	-	545	40,093
The Stanley Gibbons Group PLC	4,204	171	215	125	-
Theragenics Corp.	4,838	-	-	-	3,786
TKH Group NV unit	60,628	-	-	-	81,388
Tohoku Steel Co. Ltd.	8,672	-	-	113	9,107
Token Corp.	45,816	-	-	832	67,687
Tokyo Kisen Co. Ltd.	5,411	-	-	147	5,407
Tokyo Tekko Co. Ltd.	14,707	-	-	472	18,154
Tomen Devices Corp.	16,632	-	-	334	12,404
Tomen Electronics Corp.	19,648	-	-	650	19,379
Total Energy Services, Inc.	35,399	-	-	319	34,692
Tow Co. Ltd.	7,884	-	-	188	8,164
Trancom Co. Ltd.	21,122	-	-	609	29,770
Trio-Tech International	458	-	-	-	629
Triple-S Management Corp.	35,670	-	-	-	35,298
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Tuesday Morning Corp.	$ 21,812	$ -	$ -	$ -	$ 34,960
Tungtex Holdings Co. Ltd.	2,156	-	-	85	2,155
Tungtex Holdings Co. Ltd. rights 5/27/13	-	-	-	-	-
UANGEL Corp.	5,211	-	2,696	88	3,067
UKC Holdings Corp.	19,138	-	-	617	36,739
Uni-Select, Inc.	55,168	380	-	673	41,608
Unit Corp.	161,790	-	-	-	171,027
United Stationers, Inc.	61,299	-	-	997	78,952
Universal Security Instruments, Inc.	1,158	-	-	-	1,139
Unum Group	302,240	4,540	-	6,292	451,818
USS Co. Ltd.	215,233	-	5,742	6,543	250,155
Utah Medical Products, Inc.	14,845	-	-	320	19,435
Varitronix International Ltd.	5,490	-	-	170	11,652
Vasco Data Security International, Inc.	11,655	14,095	239	-	26,807
Venture Corp. Ltd.	109,238	-	84,175	-	-
VSE Corp.	12,116	78	-	127	16,188
VST Holdings Ltd.	16,514	-	-	-	28,368
W&T Offshore, Inc.	84,130	2,199	-	4,691	54,896
Watts Co. Ltd.	8,097	-	-	236	17,261
Whanin Pharmaceutical Co. Ltd.	10,495	-	-	362	22,963
WIN-Partners Co. Ltd. (formerly Win International Co. Ltd.)	9,504	-	-	351	10,781
Winland Electronics, Inc.	134	-	167	-	-
Wireless Telecom Group, Inc.	1,625	-	-	-	2,418
Workman Co. Ltd.	36,077	1,098	-	1,084	48,361
XAC Automation Corp.	8,756	-	-	-	8,458
Xyratex Ltd.	23,660	-	4,993	3,515	16,873
YBM Sisa.com, Inc.	5,117	-	-	185	4,398
Yip's Chemical Holdings Ltd.	20,149	-	-	400	33,758
Young Innovations, Inc.	20,238	-	22,061	44	-
Young Poong Precision Corp.	9,219	-	479	61	9,452
Youngone Holdings Co. Ltd.	49,298	-	-	361	66,284
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Yusen Logistics Co. Ltd.	$ 48,109	$ -	$ -	$ 827	$ 44,449
Yutaka Giken Co. Ltd.	28,795	-	-	581	31,280
Total	$ 14,869,860	$ 368,376	$ 1,890,607	$ 243,688	$ 17,328,268
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 11,080,960	$ 9,596,682	$ 1,484,278	$ -
Consumer Staples	3,479,730	2,893,946	585,784	-
Energy	2,017,198	1,514,130	503,068	-
Financials	3,962,037	3,468,150	486,933	6,954
Health Care	3,837,734	3,736,324	101,410	-
Industrials	3,199,939	2,788,612	411,322	5
Information Technology	6,910,969	6,697,677	213,292	-
Materials	1,284,483	1,033,239	251,244	-
Telecommunication Services	80,587	80,587	-	-
Utilities	78,987	67,141	11,846	-
Corporate Bonds	109,641	-	109,641	-
Money Market Funds	4,309,101	4,309,101	-	-
Total Investments in Securities:	$ 40,351,366	$ 36,185,589	$ 4,158,818	$ 6,959
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $25,801,869,000. Net unrealized appreciation aggregated $14,549,497,000, of which $16,351,895,000 related to appreciated investment securities and $1,802,398,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Discovery Fund

April 30, 2013

1.800366.109

FVD-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	52,200	$ 2,528,046
Media - 6.1%
Comcast Corp. Class A	222,850	9,203,705
John Wiley & Sons, Inc. Class A	95,985	3,663,747
The Walt Disney Co.	86,471	5,433,838
Time Warner Cable, Inc.	59,543	5,590,492
Viacom, Inc. Class B (non-vtg.)	92,600	5,925,474
		29,817,256
Multiline Retail - 2.4%
Kohl's Corp.	63,400	2,983,604
Macy's, Inc.	77,953	3,476,704
Target Corp.	77,100	5,440,176
		11,900,484
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	51,800	4,344,984
American Eagle Outfitters, Inc.	157,112	3,055,828
AutoZone, Inc. (a)	8,885	3,634,765
		11,035,577
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.	32,800	1,930,608
TOTAL CONSUMER DISCRETIONARY		57,211,971
CONSUMER STAPLES - 7.6%
Food & Staples Retailing - 3.1%
CVS Caremark Corp.	158,300	9,209,894
Walgreen Co.	121,300	6,005,563
		15,215,457
Food Products - 1.1%
Amira Nature Foods Ltd.	347,600	2,662,616
The J.M. Smucker Co.	28,492	2,941,229
		5,603,845
Household Products - 2.9%
Energizer Holdings, Inc.	49,300	4,761,887
Procter & Gamble Co.	122,443	9,399,949
		14,161,836
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - 0.5%
British American Tobacco PLC sponsored ADR	22,445	$ 2,491,844
TOTAL CONSUMER STAPLES		37,472,982
ENERGY - 12.7%
Energy Equipment & Services - 2.2%
Enerflex Ltd.	185,000	2,552,484
Ensco PLC Class A	45,203	2,607,309
National Oilwell Varco, Inc.	91,300	5,954,586
		11,114,379
Oil, Gas & Consumable Fuels - 10.5%
Chevron Corp.	195,081	23,801,833
ENI SpA	204,026	4,869,367
Exxon Mobil Corp.	198,378	17,653,658
Suncor Energy, Inc.	170,600	5,318,920
		51,643,778
TOTAL ENERGY		62,758,157
FINANCIALS - 24.1%
Capital Markets - 1.5%
Bank of New York Mellon Corp.	175,900	4,963,898
MLP AG	347,772	2,468,611
		7,432,509
Commercial Banks - 6.5%
PNC Financial Services Group, Inc.	98,021	6,653,665
U.S. Bancorp	286,700	9,541,376
Wells Fargo & Co.	420,537	15,971,995
		32,167,036
Consumer Finance - 2.5%
American Express Co.	83,400	5,705,394
Capital One Financial Corp.	117,382	6,782,332
		12,487,726
Diversified Financial Services - 5.3%
JPMorgan Chase & Co.	256,701	12,580,916
McGraw-Hill Companies, Inc.	68,634	3,713,786
Moody's Corp.	64,851	3,946,183
The NASDAQ Stock Market, Inc.	200,166	5,900,894
		26,141,779
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 8.3%
ACE Ltd.	53,400	$ 4,760,076
AFLAC, Inc.	11,124	605,591
Berkshire Hathaway, Inc. Class B (a)	173,183	18,412,817
Everest Re Group Ltd.	24,704	3,334,793
Greenlight Capital Re, Ltd. (a)	99,475	2,448,080
Marsh & McLennan Companies, Inc.	70,500	2,679,705
MetLife, Inc.	112,821	4,398,891
The Travelers Companies, Inc.	46,813	3,998,298
		40,638,251
TOTAL FINANCIALS		118,867,301
HEALTH CARE - 16.3%
Biotechnology - 1.1%
Amgen, Inc.	52,191	5,438,824
Health Care Equipment & Supplies - 2.1%
Covidien PLC	96,900	6,186,096
Stryker Corp.	66,200	4,341,396
		10,527,492
Health Care Providers & Services - 5.9%
CIGNA Corp.	96,938	6,414,387
Express Scripts Holding Co. (a)	81,901	4,862,462
Laboratory Corp. of America Holdings (a)	45,100	4,210,536
McKesson Corp.	45,332	4,797,032
UnitedHealth Group, Inc.	150,800	9,037,444
		29,321,861
Pharmaceuticals - 7.2%
AstraZeneca PLC sponsored ADR	34,400	1,786,048
Endo Health Solutions, Inc. (a)	148,443	5,438,952
GlaxoSmithKline PLC sponsored ADR	122,839	6,343,406
Johnson & Johnson	59,656	5,084,481
Merck & Co., Inc.	212,710	9,997,370
Pfizer, Inc.	42,202	1,226,812
Sanofi SA sponsored ADR	100,870	5,381,415
		35,258,484
TOTAL HEALTH CARE		80,546,661
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 6.0%
Aerospace & Defense - 0.9%
United Technologies Corp.	48,385	$ 4,417,067
Electrical Equipment - 0.6%
Emerson Electric Co.	49,540	2,749,965
Preformed Line Products Co.	1,600	128,800
		2,878,765
Industrial Conglomerates - 2.7%
3M Co.	56,300	5,895,173
Danaher Corp.	53,100	3,235,914
General Electric Co.	178,952	3,988,840
		13,119,927
Machinery - 0.7%
Stanley Black & Decker, Inc.	47,000	3,516,070
Professional Services - 1.1%
Dun & Bradstreet Corp. (d)	63,365	5,604,634
TOTAL INDUSTRIALS		29,536,463
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc. (a)	446,091	2,596,250
Cisco Systems, Inc.	519,600	10,870,032
		13,466,282
Computers & Peripherals - 2.1%
Apple, Inc.	6,000	2,656,500
EMC Corp. (a)	113,200	2,539,076
Hewlett-Packard Co.	144,099	2,968,439
Lexmark International, Inc. Class A (d)	80,437	2,438,045
		10,602,060
Electronic Equipment & Components - 1.1%
Corning, Inc.	271,200	3,932,400
Tech Data Corp. (a)	26,800	1,252,364
		5,184,764
IT Services - 3.9%
Amdocs Ltd.	91,900	3,280,830
CACI International, Inc. Class A (a)	46,000	2,690,540
Fidelity National Information Services, Inc.	76,710	3,225,656
Fiserv, Inc. (a)	59,600	5,430,156
The Western Union Co.	309,700	4,586,657
		19,213,839
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.5%
CA Technologies, Inc.	124,755	$ 3,364,642
Microsoft Corp.	145,224	4,806,914
Oracle Corp.	120,683	3,955,989
		12,127,545
TOTAL INFORMATION TECHNOLOGY		60,594,490
MATERIALS - 1.3%
Chemicals - 0.5%
Cytec Industries, Inc.	35,500	2,586,530
Containers & Packaging - 0.8%
Ball Corp.	89,100	3,931,092
TOTAL MATERIALS		6,517,622
TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Vodafone Group PLC	2,599,900	7,933,067
UTILITIES - 2.7%
Electric Utilities - 2.7%
American Electric Power Co., Inc.	119,900	6,166,457
Edison International	129,000	6,940,200
		13,106,657
TOTAL COMMON STOCKS (Cost $394,905,423)		474,545,371
Convertible Bonds - 0.8%
Principal Amount
INDUSTRIALS - 0.8%
Marine - 0.8%
DryShips, Inc. 5% 12/1/14 (Cost $3,515,649)	$ 4,330,000	3,837,463
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	13,863,763	$ 13,863,763
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	6,156,075	6,156,075
TOTAL MONEY MARKET FUNDS (Cost $20,019,838)		20,019,838
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $418,440,910)		498,402,672
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(5,161,909)
NET ASSETS - 100%		$ 493,240,763
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,458
Fidelity Securities Lending Cash Central Fund	17,664
Total	$ 31,122
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 57,211,971	$ 57,211,971	$ -	$ -
Consumer Staples	37,472,982	37,472,982	-	-
Energy	62,758,157	57,888,790	4,869,367	-
Financials	118,867,301	118,867,301	-	-
Health Care	80,546,661	80,546,661	-	-
Industrials	29,536,463	29,536,463	-	-
Information Technology	60,594,490	60,594,490	-	-
Materials	6,517,622	6,517,622	-	-
Telecommunication Services	7,933,067	-	7,933,067	-
Utilities	13,106,657	13,106,657	-	-
Corporate Bonds	3,837,463	-	3,837,463	-
Money Market Funds	20,019,838	20,019,838	-	-
Total Investments in Securities:	$ 498,402,672	$ 481,762,775	$ 16,639,897	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $421,270,582. Net unrealized appreciation aggregated $77,132,090, of which $81,786,993 related to appreciated investment securities and $4,654,903 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Intrinsic
Opportunities Fund

April 30, 2013

1.951016.100

O2T-QTLY-0613

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.8%
	Shares	Value
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.3%
G-Tekt Corp.	275,000	$ 8,657,783
Hanil E-Wha Co. Ltd.	1,000,000	12,073,235
Harada Industries Co. Ltd.	9,000	19,957
Hyundai Mobis	4,000	907,762
Jidosha Buhin Kogyo Co. Ltd.	625,000	3,211,605
Piolax, Inc.	298,000	8,400,390
TBK Co. Ltd.	976,000	5,866,201
TPR Co. Ltd.	300,000	5,374,906
Yorozu Corp.	300,000	5,014,049
		49,525,888
Automobiles - 0.1%
Audi AG	4,203	3,376,436
Distributors - 0.5%
Chori Co. Ltd.	40,200	453,739
Doshisha Co. Ltd.	420,000	6,624,751
Nakayamafuku Co. Ltd.	4,800	34,533
Uni-Select, Inc.	456,410	9,377,822
Yagi & Co. Ltd.	71,400	1,204,354
		17,695,199
Diversified Consumer Services - 1.8%
Best Bridal, Inc.	3,500	5,927,278
Capella Education Co. (a)	175,000	6,198,500
ITT Educational Services, Inc. (a)(d)	500,000	9,155,000
Lincoln Educational Services Corp.	25,000	139,250
MegaStudy Co. Ltd.	315,000	21,445,877
Step Co. Ltd.	217,000	1,788,817
Weight Watchers International, Inc. (d)	500,000	21,085,000
		65,739,722
Hotels, Restaurants & Leisure - 0.8%
Brazil Fast Food Corp. (a)	5,000	56,850
Hiday Hidaka Corp.	127,000	2,575,240
Koshidaka Holdings Co. Ltd.	100,000	3,570,051
Kura Corp. Ltd.	125,000	2,205,112
Ohsho Food Service Corp.	250,000	7,295,277
Toridoll.Corporation (d)	1,150,000	15,495,468
		31,197,998
Household Durables - 1.4%
Ace Bed Co. Ltd.	9,317	744,270
Desarrolladora Homex S.A.B. de CV sponsored ADR (a)(d)	1,100,000	5,368,000
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Dixie Group, Inc. (a)	225,000	$ 1,345,500
FJ Next Co. Ltd.	330,000	4,161,110
Helen of Troy Ltd. (a)	350,000	12,208,000
Lifetime Brands, Inc.	10,000	135,000
SABAF SpA	60,000	734,463
Sanei Architecture Planning Co. Ltd.	660,000	10,226,894
Sanyo Housing Nagoya Co. Ltd.	500,000	7,029,442
Tact Home Co. Ltd.	5,000	10,271,842
Taylor Morrison Home Corp.	32,700	843,006
Urbi, Desarrollos Urbanos, S.A.B. de CV (a)(d)	200,000	29,484
		53,097,011
Leisure Equipment & Products - 0.3%
Accell Group NV	665,000	12,146,954
Daikoku Denki Co. Ltd.	15,000	399,063
		12,546,017
Media - 0.4%
Gendai Agency, Inc.	400,000	2,458,755
Pico Far East Holdings Ltd.	5,500,000	1,998,673
Proto Corp.	100,000	1,656,362
Starz - Liberty Capital Series A (a)	405,841	9,488,563
Weborama	1,000	17,963
		15,620,316
Multiline Retail - 0.7%
GwangJu Shinsegae Co. Ltd.	35,663	8,481,861
Hanwha Timeworld Co. Ltd.	256,120	7,521,246
Next PLC	42,700	2,891,239
Treasure Factory Co. Ltd.	20,000	284,848
Watts Co. Ltd.	384,000	4,983,749
		24,162,943
Specialty Retail - 15.5%
Asahi Co. Ltd.	20,000	336,558
AT-Group Co. Ltd.	137,000	2,388,984
Bed Bath & Beyond, Inc. (a)	700,000	48,160,000
Best Buy Co., Inc.	4,000,000	103,960,000
Folli Follie Group (a)	325,000	6,796,779
Fuji Corp.	33,600	773,511
Guess?, Inc. (d)	2,636,000	72,964,480
Handsman Co. Ltd.	100,000	1,231,660
Hour Glass Ltd.	1,000,000	1,428,919
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
I A Group Corp.	112,000	$ 782,041
John David Group PLC	1,750,000	23,241,999
Jos. A. Bank Clothiers, Inc. (a)(d)	450,000	19,656,000
Jumbo SA	1,778,000	16,741,990
K'S Denki Corp. (d)	1,200,000	42,304,055
Ku Holdings Co. Ltd.	145,000	1,396,413
Mandarake, Inc.	2,300	62,958
Mr. Bricolage SA	203,775	2,460,875
Nafco Co. Ltd.	552,400	11,717,862
Nitori Holdings Co. Ltd.	900,000	67,898,347
Oriental Watch Holdings Ltd.	700,000	228,217
Point, Inc.	800,020	38,864,584
RIGHT ON Co. Ltd.	60,000	595,789
RONA, Inc.	850,000	8,859,000
Samse SA	18,000	1,504,326
Staples, Inc.	7,000,000	92,680,000
The Cato Corp. Class A (sub. vtg.)	325,000	7,803,250
Tokatsu Holdings Co. Ltd.	2,000	5,642
		574,844,239
Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	50,000	2,943,000
Deckers Outdoor Corp. (a)(d)	400,000	22,048,000
Geox SpA (d)	7,400,000	22,414,489
Ports Design Ltd.	7,081,500	5,539,159
Texwinca Holdings Ltd.	2,500,000	2,918,758
Van de Velde (d)	100,000	4,517,139
Youngone Holdings Co. Ltd.	30,000	2,140,503
Yue Yuen Industrial (Holdings) Ltd.	800,000	2,767,988
		65,289,036
TOTAL CONSUMER DISCRETIONARY		913,094,805
CONSUMER STAPLES - 5.6%
Beverages - 0.2%
Asahi Group Holdings	50,000	1,243,379
Crimson Wine Group Ltd. (a)	75,000	675,750
Jinro Distillers Co. Ltd.	75,000	1,303,773
Muhak Co. Ltd.	324,999	5,959,439
National Beverage Corp.	33,341	491,113
		9,673,454
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 3.0%
Amsterdam Commodities NV	5,000	$ 110,887
Create SD Holdings Co. Ltd.	225,000	9,988,702
Dong Suh Companies, Inc.	565,000	14,053,064
Genky Stores, Inc. (d)	104,400	2,432,391
Halows Co. Ltd.	18,400	144,358
MARR SpA	750,000	9,047,447
Marukyu Co. Ltd.	205,600	1,994,579
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	5,000	230,962
San-A Co. Ltd.	275,000	13,425,153
Sapporo Drug Store Co. Ltd. (e)	79,400	3,023,547
Shoppers Drug Mart Corp.	125,000	5,598,293
Sundrug Co. Ltd.	33,900	1,490,874
Tesco PLC	8,250,000	46,922,626
Yaoko Co. Ltd.	55,000	2,394,143
		110,857,026
Food Products - 0.4%
Ajinomoto Malaysia Bhd	500,000	690,222
Astral Foods Ltd.	200,000	2,106,202
Cranswick PLC	350,000	5,746,618
Sato Foods Co. Ltd.	10,000	214,433
Select Harvests Ltd.	1,282,145	4,519,279
Synear Food Holdings Ltd. (a)	1,000,000	151,011
Toyo Sugar Refining Co. Ltd.	100,000	108,891
		13,536,656
Personal Products - 2.0%
Atrium Innovations, Inc. (a)	355,000	4,365,924
Herbalife Ltd.	249,800	9,919,558
Sarantis SA (a)	842,000	5,045,367
USANA Health Sciences, Inc. (a)(d)(e)	950,000	53,599,000
		72,929,849
TOTAL CONSUMER STAPLES		206,996,985
ENERGY - 9.4%
Energy Equipment & Services - 2.1%
Boustead Singapore Ltd.	3,333,000	3,680,182
Fugro NV (Certificaten Van Aandelen)	100,000	5,784,703
Oil States International, Inc. (a)	625,000	55,850,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Shinko Plantech Co. Ltd.	931,000	$ 7,035,636
Unit Corp. (a)	125,000	5,253,750
		77,604,271
Oil, Gas & Consumable Fuels - 7.3%
ENI SpA	3,000,000	71,599,206
Knightsbridge Tankers Ltd.	700,000	4,795,000
Marathon Oil Corp.	325,000	10,617,750
Motor Oil (HELLAS) Corinth Refineries SA	200,000	2,207,208
Newfield Exploration Co. (a)	1,200,000	26,148,000
Nordic American Tanker Shipping Ltd.	725,000	6,459,750
Peabody Energy Corp.	4,100,000	82,246,000
Petrominerales Ltd. (d)	2,550,000	14,073,155
Tsakos Energy Navigation Ltd.	500,000	1,890,000
Ultra Petroleum Corp. (a)(d)	1,675,000	35,845,000
W&T Offshore, Inc.	1,500,000	17,520,000
World Fuel Services Corp.	10,000	405,500
		273,806,569
TOTAL ENERGY		351,410,840
FINANCIALS - 7.0%
Consumer Finance - 0.1%
Albemarle & Bond Holdings PLC	1,100,000	2,289,638
EZCORP, Inc. (non-vtg.) Class A (a)	150,000	2,535,000
		4,824,638
Diversified Financial Services - 1.0%
Century Tokyo Leasing Corp.	375,000	11,068,763
Fuyo General Lease Co. Ltd.	75,000	3,414,775
London Stock Exchange Group PLC	75,000	1,562,282
NICE Information Service Co. Ltd.	174,862	846,047
Ricoh Leasing Co. Ltd.	650,000	19,996,466
		36,888,333
Insurance - 5.7%
AFLAC, Inc.	1,675,000	91,187,000
APRIL (d)	1,023,208	16,466,618
Assurant, Inc.	500,000	23,770,000
MetLife, Inc.	1,300,000	50,687,000
RenaissanceRe Holdings Ltd.	135,000	12,675,150
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
StanCorp Financial Group, Inc.	75,000	$ 3,238,500
Torchmark Corp.	200,000	12,414,000
		210,438,268
Real Estate Management & Development - 0.2%
Nisshin Fudosan Co. Ltd.	700,000	6,545,570
TOTAL FINANCIALS		258,696,809
HEALTH CARE - 16.5%
Biotechnology - 0.6%
United Therapeutics Corp. (a)	350,000	23,373,000
Health Care Equipment & Supplies - 0.7%
Audika SA	353,000	3,593,548
Nakanishi, Inc.	70,000	8,947,483
St. Jude Medical, Inc.	300,000	12,366,000
		24,907,031
Health Care Providers & Services - 10.0%
Aetna, Inc.	1,000,000	57,440,000
Almost Family, Inc.	279,000	5,507,460
Amedisys, Inc. (a)(e)	2,917,000	29,286,680
Coventry Health Care, Inc.	57,200	2,834,260
LHC Group, Inc. (a)	275,500	5,983,860
Magellan Health Services, Inc. (a)	275,000	14,069,000
National Healthcare Corp.	27,300	1,267,539
Pelion SA	325,000	6,016,900
Quest Diagnostics, Inc.	500,000	28,165,000
Uchiyama Holdings Co. Ltd.	110,000	3,606,339
UnitedHealth Group, Inc.	1,750,000	104,877,500
WellPoint, Inc.	1,552,000	113,171,840
		372,226,378
Health Care Technology - 0.1%
Pharmagest Interactive	55,000	5,055,771
Pharmaceuticals - 5.1%
AbbVie, Inc.	1,350,000	62,167,500
AstraZeneca PLC sponsored ADR (d)	2,000,000	103,840,000
Hi-Tech Pharmacal Co., Inc.	6,800	224,808
Kwang Dong Pharmaceutical Co. Ltd.	2,000,000	12,654,202
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Recordati SpA	250,000	$ 2,577,930
Tsumura & Co. (d)	175,000	5,718,245
		187,182,685
TOTAL HEALTH CARE		612,744,865
INDUSTRIALS - 8.1%
Air Freight & Logistics - 0.2%
AIT Corp.	350,000	4,748,875
SBS Co. Ltd.	50,000	686,111
		5,434,986
Building Products - 0.0%
Nihon Dengi Co. Ltd.	3,300	24,400
Commercial Services & Supplies - 0.7%
Fursys, Inc.	74,030	1,794,283
Mitie Group PLC	3,600,000	15,445,270
Moleskine SpA	600,000	1,442,850
Prestige International, Inc.	450,000	5,707,978
		24,390,381
Construction & Engineering - 0.6%
Boart Longyear Ltd.	1,500,000	1,485,073
Daiichi Kensetsu Corp.	172,000	1,714,680
Heijmans NV (Certificaten Van Aandelen) (d)	300,000	2,753,742
Imtech NV (d)	525,000	5,835,405
Kier Group PLC (d)	125,000	2,275,658
Meisei Industrial Co. Ltd.	100,000	456,090
Sedgman Ltd.	1,250,000	958,947
Vianini Lavori SpA	1,250,000	5,679,347
		21,158,942
Electrical Equipment - 0.4%
Aros Quality Group AB (d)	853,205	7,207,624
GrafTech International Ltd. (a)	946,151	6,793,364
Somfy SA	10,000	2,212,476
		16,213,464
Industrial Conglomerates - 0.0%
Reunert Ltd.	50,000	434,557
Machinery - 1.7%
Aalberts Industries NV	150,000	3,361,186
Daihatsu Diesel Manufacturing Co. Ltd. (e)	3,118,000	16,256,677
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Daiwa Industries Ltd.	97,000	$ 608,306
Ihara Science Corp.	31,200	171,222
Jaya Holdings Ltd.	23,150,000	12,592,758
Metka SA	135,000	2,049,899
Samyoung M-Tek Co. Ltd. (e)	1,000,000	6,563,119
Sansei Co. Ltd.	33,000	51,570
Semperit AG Holding (d)	100,000	3,911,342
SIMPAC, Inc. (e)	2,325,000	14,182,874
Teikoku Sen-I Co. Ltd.	144,000	1,372,023
Tocalo Co. Ltd.	100,000	1,464,404
		62,585,380
Professional Services - 4.1%
Akka Technologies SA	593,694	19,452,809
Benefit One, Inc.	1,473	2,040,506
CBIZ, Inc. (a)(d)(e)	2,812,900	18,255,721
Dun & Bradstreet Corp. (d)	1,250,000	110,562,500
VSE Corp.	60,000	1,829,400
		152,140,936
Road & Rail - 0.1%
Autohellas SA (a)	650,000	1,626,433
Hamakyorex Co. Ltd.	42,400	1,501,675
Tohbu Network Co. Ltd.	90,000	785,416
Utoc Corp.	400,000	1,398,808
		5,312,332
Trading Companies & Distributors - 0.3%
Bergman & Beving AB (B Shares)	475,000	5,789,957
Canox Corp.	3,000	9,155
Mitani Shoji Co. Ltd.	350,000	6,235,699
VM Materiaux SA	11,089	215,404
		12,250,215
TOTAL INDUSTRIALS		299,945,593
INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 1.0%
Aastra Technologies Ltd.	10,000	187,602
NETGEAR, Inc. (a)	1,050,000	31,279,500
Plantronics, Inc.	100,000	4,382,000
		35,849,102
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.6%
Dell, Inc.	1,250,000	$ 16,750,000
Hewlett-Packard Co.	3,750,000	77,250,000
Lexmark International, Inc. Class A (d)	425,000	12,881,750
QLogic Corp. (a)	500,000	5,430,000
Seagate Technology	425,000	15,597,500
TPV Technology Ltd.	20,000,000	5,180,312
		133,089,562
Electronic Equipment & Components - 2.2%
Corning, Inc.	2,050,000	29,725,000
Elematec Corp.	315,900	4,262,738
HF Co.	160,000	1,000,882
Insight Enterprises, Inc. (a)	700,600	12,694,872
Intelligent Digital Integrated Security Co. Ltd.	129,285	2,857,716
Lacroix SA (e)	252,034	4,208,697
Macnica, Inc. (e)	1,025,000	21,016,992
Multi-Fineline Electronix, Inc. (a)	150,000	2,286,000
Riken Kieki Co. Ltd.	110,000	763,906
ScanSource, Inc. (a)	400	11,588
Shibaura Electronics Co. Ltd.	100,000	1,247,423
VST Holdings Ltd.	11,634,000	3,118,331
		83,194,145
Internet Software & Services - 0.4%
AuFeminin.com SA (a)	32,146	783,192
DeNA Co. Ltd. (d)	200,000	5,697,216
Paperboy & Co., Inc.	20,000	814,093
Zappallas, Inc. (e)	9,000	8,831,927
		16,126,428
IT Services - 5.4%
Amdocs Ltd.	200,000	7,140,000
CACI International, Inc. Class A (a)	35,000	2,047,150
DOCdata NV	20,000	385,471
Estore Corp.	100	136,972
EVERTEC, Inc.	46,700	936,335
Groupe Steria SCA	100,000	1,476,301
Indra Sistemas	10,000	134,461
Infosys Ltd. sponsored ADR (d)	50,000	2,087,000
ManTech International Corp. Class A (d)	525,000	14,012,250
Shinsegae Information & Communication Co. Ltd.	30,000	2,115,993
Societe Pour L'Informatique Industrielle SA	142,528	947,896
Sopra Group SA	350,000	26,941,505
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tessi SA	130,000	$ 14,552,298
The Western Union Co.	8,475,000	125,514,752
		198,428,384
Semiconductors & Semiconductor Equipment - 0.4%
Melexis NV	100,000	2,032,054
Miraial Co. Ltd. (e)	631,900	13,113,791
		15,145,845
Software - 3.3%
CEGID SA	10,000	203,469
Ebix, Inc. (d)	400,000	7,444,000
Justplanning, Inc.	155	114,382
KSK Co. Ltd.	76,300	541,966
Microsoft Corp.	3,025,000	100,127,500
Oracle Corp.	200,000	6,556,000
Simplex Holdings, Inc.	9,000	3,511,555
Uchida Esco Co. Ltd.	3,000	23,329
Vasco Data Security International, Inc. (a)	478,282	4,070,180
Vitec Software Group AB (d)	20,000	302,420
		122,894,801
TOTAL INFORMATION TECHNOLOGY		604,728,267
MATERIALS - 2.5%
Chemicals - 1.1%
C. Uyemura & Co. Ltd.	125,000	5,107,506
Chugoku Marine Paints Ltd.	200,000	1,009,667
Daishin-Chemical Co. Ltd.	33,000	369,440
Fuso Chemical Co. Ltd.	3,400	89,911
Hannong Chemicals, Inc.	500,000	1,915,378
Soda Aromatic Co. Ltd.	39,600	305,076
T&K Toka Co. Ltd.	75,000	1,830,110
Tae Kyung Industrial Co. Ltd.	600,000	2,660,650
Yara International ASA	550,000	25,752,189
		39,039,927
Construction Materials - 0.2%
Buzzi Unicem SpA	150,000	2,293,468
Mitani Sekisan Co. Ltd.	248,000	2,621,162
Titan Cement Co. SA (Reg.) (a)	150,000	2,785,349
		7,699,979
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Chuoh Pack Industry Co. Ltd.	12,000	$ 133,608
Metals & Mining - 1.2%
Compania de Minas Buenaventura SA sponsored ADR	200,000	4,004,000
Pacific Metals Co. Ltd.	6,400,000	32,220,686
Sherritt International Corp.	2,050,000	9,584,098
Tokyo Kohtetsu Co. Ltd.	130,400	610,798
		46,419,582
TOTAL MATERIALS		93,293,096
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Atlantic Tele-Network, Inc.	385,000	19,546,450
UTILITIES - 0.3%
Gas Utilities - 0.3%
Kyungnam Energy Co. Ltd.	800,000	4,865,604
Otaki Gas Co. Ltd.	56,000	316,750
Seoul City Gas Co. Ltd.	50,000	4,924,609
YESCO Co. Ltd.	85,220	3,078,907
		13,185,870
TOTAL COMMON STOCKS (Cost $3,077,350,603)		3,373,643,580
Nonconvertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Construction Materials - 0.1%
Buzzi Unicem SpA (Risparmio Shares)	450,000	3,303,898
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,376,366)		3,303,898
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.09% 5/30/13 to 7/5/13 (f) (Cost $14,878,746)	$ 14,880,000	14,879,329
Money Market Funds - 16.1%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	334,700,248	$ 334,700,248
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	263,390,516	263,390,516
TOTAL MONEY MARKET FUNDS (Cost $598,090,764)		598,090,764
TOTAL INVESTMENT PORTFOLIO - 107.4% (Cost $3,693,696,479)		3,989,917,571
NET OTHER ASSETS (LIABILITIES) - (7.4)%		(273,571,816)
NET ASSETS - 100%		$ 3,716,345,755
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
3,415 CME E-mini S&P 500 Index Contracts	June 2013	$ 271,868,150	$ 7,282,449
453 Russell 2000 Mini Index Contracts	June 2013	42,813,030	438,051
TOTAL EQUITY INDEX CONTRACTS		$ 314,681,180	$ 7,720,500

The face value of futures purchased as a percentage of net assets is 8.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $14,879,329.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 112,126
Fidelity Securities Lending Cash Central Fund	1,237,665
Total	$ 1,349,791
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Amedisys, Inc.	$ -	$ 35,704,080	$ -	$ -	$ 29,286,680
CBIZ, Inc.	-	17,452,374	-	-	18,255,721
Daihatsu Diesel Manufacturing Co. Ltd.	-	12,579,464	-	245,054	16,256,677
Lacroix SA	-	3,818,612	-	109,893	4,208,697
Macnica, Inc.	-	19,316,670	-	201,395	21,016,992
Miraial Co. Ltd.	-	10,523,706	-	-	13,113,791
Samyoung M-Tek Co. Ltd.	-	4,788,373	-	11,667	6,563,119
Sapporo Drug Store Co. Ltd.	-	3,085,259	-	48,066	3,023,547
SIMPAC, Inc.	-	13,299,289	-	15,557	14,182,874
USANA Health Sciences, Inc.	-	36,301,790	-	-	53,599,000
Zappallas, Inc.	-	9,223,507	-	352,482	8,831,927
Total	$ -	$ 166,093,124	$ -	$ 984,114	$ 188,339,025
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 913,094,805	$ 619,550,467	$ 293,544,338	$ -
Consumer Staples	206,996,985	170,536,535	36,460,450	-
Energy	351,410,840	272,775,998	78,634,842	-
Financials	258,696,809	216,825,188	41,025,574	846,047
Health Care	612,744,865	594,472,798	18,272,067	-
Industrials	299,945,593	254,711,998	45,233,595	-
Information Technology	604,728,267	544,651,977	60,076,290	-
Materials	96,596,994	52,299,030	44,297,964	-
Telecommunication Services	19,546,450	19,546,450	-	-
Utilities	13,185,870	12,869,120	316,750	-
U.S. Government and Government Agency Obligations	14,879,329	-	14,879,329	-
Money Market Funds	598,090,764	598,090,764	-	-
Total Investments in Securities:	$ 3,989,917,571	$ 3,356,330,325	$ 632,741,199	$ 846,047
Derivative Instruments:
Assets
Futures Contracts	$ 7,720,500	$ 7,720,500	$ -	$ -
Income Tax Information

At April 30, 2013, the cost of investment securities for income tax purposes was $3,693,739,415. Net unrealized appreciation aggregated $296,178,156, of which $381,432,684 related to appreciated investment securities and $85,254,528 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 28, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 28, 2013